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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET Fund Series R
ING GET Fund Series S
ING GET Fund Series T
ING GET Fund Series U
ING GET Fund Series V

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series R	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 34.7%
		Advertising: 0.1%
750		Omnicom Group	$76,785
			76,785
		Aerospace/Defense: 0.8%
1,850		Boeing Co.	164,484
700		General Dynamics Corp.	53,480
300		Goodrich Corp.	15,444
350		L-3 Communications Holdings, Inc.	30,615
1,110		Lockheed Martin Corp.	107,692
1,057		Northrop Grumman Corp.	78,451
1,757		Raytheon Co.	92,172
2,620		United Technologies Corp.	170,300
			712,638
		Agriculture: 0.6%
5,000		Altria Group, Inc.	439,050
1,350		Archer-Daniels-Midland Co.	49,545
680		Reynolds American, Inc.	42,439
400		UST, Inc.	23,192
			554,226
		Apparel: 0.2%
1,580	@	Coach, Inc.	79,079
480		Jones Apparel Group, Inc.	14,750
370		Liz Claiborne, Inc.	15,855
390		Nike, Inc.	41,441
200		Polo Ralph Lauren Corp.	17,630
			168,755
		Auto Manufacturers: 0.2%
4,650	@	Ford Motor Co.	36,689
1,300		General Motors Corp.	39,832
750		Paccar, Inc.	55,050
			131,571
		Auto Parts & Equipment: 0.1%
500	@	Goodyear Tire & Rubber Co.	15,595
400		Johnson Controls, Inc.	37,848
			53,443
		Banks: 2.4%
11,873		Bank of America Corp.	605,760
1,650		Bank of New York Co., Inc.	66,908
1,226		BB&T Corp.	50,291
956		Capital One Financial Corp.	72,140
550		Comerica, Inc.	32,516
1,200		Fifth Third Bancorp.	46,428
400		First Horizon National Corp.	16,612
2,050		Huntington Bancshares, Inc.	44,793
900		Keycorp.	33,723
200		M&T Bank Corp.	23,166
500		Marshall & Ilsley Corp.	23,155
1,000		Mellon Financial Corp.	43,140
1,930		National City Corp.	71,893
300		Northern Trust Corp.	18,042
750		PNC Financial Services Group, Inc.	53,978
2,298		Regions Financial Corp.	81,280
600		State Street Corp.	38,850
650		SunTrust Banks, Inc.	53,976
766		Synovus Financial Corp.	24,772
4,100		US Bancorp.	143,377
4,978		Wachovia Corp.	274,039
8,800		Wells Fargo & Co.	302,984
200		Zions Bancorp.	16,904
			2,138,727
		Beverages: 0.7%
2,450		Anheuser-Busch Cos., Inc.	123,627
4,500		Coca-Cola Co.	216,000
200		Molson Coors Brewing Co.	18,924
1,100		Pepsi Bottling Group, Inc.	35,079
3,620		PepsiCo, Inc.	230,087
			623,717
		Biotechnology: 0.3%
2,792	@	Amgen, Inc.	156,017
800	@	Biogen Idec, Inc.	35,504
800	@	Celgene Corp.	41,968
550	@	Genzyme Corp.	33,011

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series R	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
800	@	Medimmune, Inc.	$29,112
			295,612
		Building Materials: 0.0%
1,000		Masco Corp.	27,400
			27,400
		Chemicals: 0.6%
250		Air Products & Chemicals, Inc.	18,490
300		Ashland, Inc.	19,680
1,950		Dow Chemical Co.	89,427
500		Ecolab, Inc.	21,500
1,800		EI DuPont de Nemours & Co.	88,974
950		International Flavors & Fragrances, Inc.	44,859
1,420		Monsanto Co.	78,043
720		PPG Industries, Inc.	50,623
200		Praxair, Inc.	12,592
500		Sherwin-Williams Co.	33,020
1,000		Sigma-Aldrich Corp.	41,520
			498,728
		Coal: 0.1%
400		Consol Energy, Inc.	15,652
620		Peabody Energy Corp.	24,949
			40,601
		Commercial Services: 0.3%
400	@	Apollo Group, Inc.	17,560
700	@	Convergys Corp.	17,787
440		Equifax, Inc.	16,038
1,100		McKesson Corp.	64,394
1,000		Moody’s Corp.	62,060
400		Robert Half International, Inc.	14,804
700		RR Donnelley & Sons Co.	25,613
1,687		Western Union Co.	37,030
			255,286
		Computers: 1.5%
2,000	@	Apple, Inc.	185,820
130	@	Cognizant Technology Solutions Corp.	11,475
400	@	Computer Sciences Corp.	20,852
7,160	@	Dell, Inc.	166,184
1,150		Electronic Data Systems Corp.	31,832
6,250	@	EMC Corp.	86,563
6,900		Hewlett-Packard Co.	276,966
4,000		International Business Machines Corp.	377,040
250	@	Lexmark International, Inc.	14,615
400	@	NCR Corp.	19,108
900	@	Network Appliance, Inc.	32,868
600	@	Sandisk Corp.	26,280
8,100	@	Sun Microsystems, Inc.	48,681
1,550	@	Unisys Corp.	13,067
			1,311,351
		Cosmetics/Personal Care: 0.7%
1,000		Avon Products, Inc.	37,260
1,100		Colgate-Palmolive Co.	73,469
600		Estee Lauder Cos., Inc.	29,310
8,023		Procter & Gamble Co.	506,733
			646,772
		Distribution/Wholesale: 0.0%
150		WW Grainger, Inc.	11,586
			11,586
		Diversified Financial Services: 3.0%
2,900		American Express Co.	163,560
920		Ameriprise Financial, Inc.	52,569
330		Bear Stearns Cos., Inc.	49,616
2,350		Charles Schwab Corp.	42,982
80		Chicago Mercantile Exchange Holdings, Inc.	42,597
850		CIT Group, Inc.	44,982
12,850		Citigroup, Inc.	659,719
1,728		Countrywide Financial Corp.	58,130
800	@	E*Trade Financial Corp.	16,976
2,300		Fannie Mae	125,534
400		Federated Investors, Inc.	14,688
400		Franklin Resources, Inc.	48,332
1,600		Freddie Mac	95,184
1,100		Goldman Sachs Group, Inc.	227,293
700		Janus Capital Group, Inc.	14,637
9,300		JP Morgan Chase & Co.	449,934
200		Legg Mason, Inc.	18,842
1,480		Lehman Brothers Holdings, Inc.	103,704
2,350		Merrill Lynch & Co., Inc.	191,925
2,900		Morgan Stanley	228,404

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series R	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
750		SLM Corp.	$30,675
			2,680,283
		Electric: 1.1%
2,150	@	AES Corp.	46,268
400	@	Allegheny Energy, Inc.	19,656
1,200		American Electric Power Co., Inc.	58,500
1,200		Centerpoint Energy, Inc.	21,528
250		Constellation Energy Group, Inc.	21,738
200		Dominion Resources, Inc.	17,754
300		DTE Energy Co.	14,370
1,400		Duke Energy Corp.	28,406
920		Edison International	45,200
1,200		Entergy Corp.	125,904
1,300		Exelon Corp.	89,323
1,290		FirstEnergy Corp.	85,450
500		FPL Group, Inc.	30,585
1,050		PG&E Corp.	50,684
400		PPL Corp.	16,360
800		Progress Energy, Inc.	40,352
1,000		Public Service Enterprise Group, Inc.	83,040
900		TECO Energy, Inc.	15,489
1,110		TXU Corp.	71,151
2,750		Xcel Energy, Inc.	67,898
			949,656
		Electrical Components & Equipment: 0.1%
2,400		Emerson Electric Co.	103,416
			103,416
		Electronics: 0.1%
800	@	Agilent Technologies, Inc.	26,952
550		Applera Corp. - Applied Biosystems Group	16,264
850	@	Thermo Electron Corp.	39,738
300	@	Waters Corp.	17,400
			100,354
		Entertainment: 0.0%
400		International Game Technology	16,152
			16,152
		Environmental Control: 0.1%
1,750		Waste Management, Inc.	60,218
			60,218
		Food: 0.4%
950		Campbell Soup Co.	37,003
1,900		General Mills, Inc.	110,618
750		HJ Heinz Co.	35,340
650		Kellogg Co.	33,430
800		Kroger Co.	22,600
350		McCormick & Co., Inc.	13,482
1,000		Safeway, Inc.	36,640
500		Sysco Corp.	16,915
300		Whole Foods Market, Inc.	13,455
			319,483
		Forest Products & Paper: 0.1%
1,100		International Paper Co.	40,040
450		MeadWestvaco Corp.	13,878
700		Temple-Inland, Inc.	41,818
			95,736
		Gas: 0.2%
400		KeySpan Corp.	16,460
1,700		Nicor, Inc.	82,314
1,500		NiSource, Inc.	36,660
850		Sempra Energy	51,859
			187,293
		Hand/Machine Tools: 0.1%
220		Black & Decker Corp.	17,956
650		Snap-On, Inc.	31,265
950		Stanley Works	52,592
			101,813
		Healthcare - Products: 1.0%
1,950		Baxter International, Inc.	102,707
440		Becton Dickinson & Co.	33,832
600		Biomet, Inc.	25,494
2,700	@	Boston Scientific Corp.	39,258
200		CR Bard, Inc.	15,902
6,600		Johnson & Johnson	397,716
2,700		Medtronic, Inc.	132,462
400	@	St. Jude Medical, Inc.	15,044
500		Stryker Corp.	33,160
300	@	Varian Medical Systems, Inc.	14,307
600	@	Zimmer Holdings, Inc.	51,246
			861,128

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series R	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 0.6%
1,290		Aetna, Inc.	$56,489
580	@	Coventry Health Care, Inc.	32,509
600	@	Humana, Inc.	34,812
400	@	Laboratory Corp. of America Holdings	29,052
400		Quest Diagnostics	19,948
3,560		UnitedHealth Group, Inc.	188,573
1,730	@	WellPoint, Inc.	140,303
			501,686
		Home Builders: 0.0%
600		D.R. Horton, Inc.	13,200
300		KB Home	12,801
			26,001
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	19,216
200		Whirlpool Corp.	16,982
			36,198
		Household Products/Wares: 0.2%
200		Avery Dennison Corp.	12,852
200		Clorox Co.	12,738
1,550		Kimberly-Clark Corp.	106,160
			131,750
		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	20,209
			20,209
		Insurance: 2.0%
1,030	@@	ACE Ltd.	58,772
1,200		Aflac, Inc.	56,472
1,920		Allstate Corp.	115,315
350		AMBAC Financial Group, Inc.	30,237
6,200		American International Group, Inc.	416,764
800		AON Corp.	30,368
1,880		Chubb Corp.	97,140
220		Cigna Corp.	31,385
1,800		Genworth Financial, Inc.	62,892
850		Hartford Financial Services Group, Inc.	81,243
614		Lincoln National Corp.	41,623
1,800		Loews Corp.	81,774
900		Marsh & McLennan Cos., Inc.	26,361
250		MBIA, Inc.	16,373
2,370		Metlife, Inc.	149,666
250		MGIC Investment Corp.	14,730
1,100		Principal Financial Group	65,857
2,660		Progressive Corp.	58,041
1,550		Prudential Financial, Inc.	139,903
450		Safeco Corp.	29,894
250		Torchmark Corp.	16,398
1,700		Travelers Cos., Inc.	88,009
500	@@	XL Capital Ltd.	34,980
			1,744,197
		Internet: 0.6%
700	@	Amazon.com, Inc.	27,853
2,450	@	eBay, Inc.	81,218
550	@	Google, Inc.	251,988
500	@	IAC/InterActiveCorp.	18,855
2,326	@	Symantec Corp.	40,240
800	@	VeriSign, Inc.	20,096
2,400	@	Yahoo!, Inc.	75,096
			515,346
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	21,338
980		Nucor Corp.	63,827
400		United States Steel Corp.	39,668
			124,833
		Leisure Time: 0.1%
1,000		Carnival Corp.	46,860
700		Harley-Davidson, Inc.	41,125
350		Sabre Holdings Corp.	11,463
			99,448
		Lodging: 0.1%
400		Harrah’s Entertainment, Inc.	33,780
740		Marriott International, Inc.	36,230
200		Starwood Hotels & Resorts Worldwide, Inc.	12,970
			82,980
		Machinery - Construction & Mining: 0.1%
1,500		Caterpillar, Inc.	100,545
300	@	Terex Corp.	21,528
			122,073

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series R	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.1%
300		Cummins, Inc.	$43,416
500		Deere & Co.	54,320
400		Rockwell Automation, Inc.	23,948
			121,684
		Media: 1.1%
1,450		CBS Corp. - Class B	44,356
1,200		Clear Channel Communications, Inc.	42,048
5,700	@	Comcast Corp.	147,915
1,800	@	DIRECTV Group, Inc.	41,526
600		Gannett Co., Inc.	33,774
1,560		McGraw-Hill Cos., Inc.	98,093
300		Meredith Corp.	17,217
6,550		News Corp., Inc. - Class A	151,436
5,700		Time Warner, Inc.	112,404
500		Tribune Co.	16,055
1,000	@	Viacom - Class B	41,110
5,950		Walt Disney Co.	204,859
			950,793
		Mining: 0.2%
1,000		Alcoa, Inc.	33,900
1,051		Freeport-McMoRan Copper & Gold, Inc.	69,566
800		Newmont Mining Corp.	33,592
			137,058
		Miscellaneous Manufacturing: 1.8%
1,300		3M Co.	99,359
900		Cooper Industries Ltd.	40,491
500		Danaher Corp.	35,725
400		Dover Corp.	19,524
1,500		Eastman Kodak Co.	33,840
1,050		Eaton Corp.	87,738
23,950		General Electric Co.	846,872
2,450		Honeywell International, Inc.	112,847
900		Illinois Tool Works, Inc.	46,440
400		ITT Corp.	24,128
400		Pall Corp.	15,200
500		Parker Hannifin Corp.	43,155
350		Textron, Inc.	31,430
4,700	@@	Tyco International Ltd.	148,285
			1,585,034
		Office/Business Equipment: 0.1%
300		Pitney Bowes, Inc.	13,617
3,100	@	Xerox Corp.	52,359
			65,976
		Oil & Gas: 2.9%
1,100		Anadarko Petroleum Corp.	47,278
200		Apache Corp.	14,140
500		Chesapeake Energy Corp.	15,440
6,232		Chevron Corp.	460,919
3,625		ConocoPhillips	247,769
1,000		Devon Energy Corp.	69,220
400		ENSCO International, Inc.	21,760
300		EOG Resources, Inc.	21,402
14,800		ExxonMobil Corp.	1,116,639
400		Hess Corp.	22,188
1,240		Marathon Oil Corp.	122,549
300		Murphy Oil Corp.	16,020
300		Noble Corp.	23,604
2,400		Occidental Petroleum Corp.	118,344
300		Sunoco, Inc.	21,132
700	@	Transocean, Inc.	57,190
1,900		Valero Energy Corp.	122,531
700		XTO Energy, Inc.	38,367
			2,556,492
		Oil & Gas Services: 0.4%
200		Baker Hughes, Inc.	13,226
600		BJ Services Co.	16,740
3,300		Halliburton Co.	104,742
700	@	National Oilwell Varco, Inc.	54,453
2,800		Schlumberger Ltd.	193,480
			382,641
		Packaging & Containers: 0.1%
300		Ball Corp.	13,755
500		Bemis Co.	16,695
1,500	@	Pactiv Corp.	50,610
			81,060

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series R	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 2.1%
3,200		Abbott Laboratories	$178,560
300		Allergan, Inc.	33,246
1,180		AmerisourceBergen Corp.	62,245
300	@	Barr Pharmaceuticals, Inc.	13,905
4,100		Bristol-Myers Squibb Co.	113,816
900		Cardinal Health, Inc.	65,655
2,000		Eli Lilly & Co.	107,420
210	@	Express Scripts, Inc.	16,951
1,000	@	Forest Laboratories, Inc.	51,440
1,200	@	Gilead Sciences, Inc.	91,800
500	@	Hospira, Inc.	20,450
1,300	@	King Pharmaceuticals, Inc.	25,571
700	@	Medco Health Solutions, Inc.	50,771
5,400		Merck & Co., Inc.	238,518
1,000		Mylan Laboratories	21,140
17,410		Pfizer, Inc.	439,777
4,600		Schering-Plough Corp.	117,346
3,100		Wyeth	155,093
			1,803,704
		Pipelines: 0.2%
1,500		El Paso Corp.	21,705
300		Kinder Morgan, Inc.	31,935
200		Questar Corp.	17,842
1,100		Spectra Energy Corp.	28,897
1,200		Williams Cos., Inc.	34,152
			134,531
		Real Estate: 0.0%
400	@	CB Richard Ellis Group, Inc.	13,672
505	@	Realogy Corp.	14,953
			28,625
		Real Estate Investment Trusts: 0.2%
200		Apartment Investment & Management Co.	11,538
300		Boston Properties, Inc.	35,220
290		Developers Diversified Realty Corp.	18,241
1,200		Host Hotels & Resorts, Inc.	31,572
300		Kimco Realty Corp.	14,622
600		Prologis	38,958
100		Public Storage, Inc.	9,467
300		Simon Property Group, Inc.	33,375
100		Vornado Realty Trust	11,934
			204,927
		Retail: 2.1%
200		Abercrombie & Fitch Co.	15,136
300	@	Autozone, Inc.	38,442
880		Best Buy Co., Inc.	42,874
700	@	Big Lots, Inc.	21,896
1,350		Circuit City Stores, Inc.	25,016
1,050		Costco Wholesale Corp.	56,532
2,336		CVS Corp.	79,751
450		Darden Restaurants, Inc.	18,536
800		Dollar General Corp.	16,920
850		Family Dollar Stores, Inc.	25,177
1,828		Federated Department Stores, Inc.	82,351
1,640		Gap, Inc.	28,224
4,100		Home Depot, Inc.	150,634
550		JC Penney Co., Inc.	45,188
1,100	@	Kohl’s Corp.	84,271
3,460		Lowe’s Cos., Inc.	108,955
2,900		McDonald’s Corp.	130,645
1,200		Nordstrom, Inc.	63,528
570	@	Office Depot, Inc.	20,030
300		OfficeMax, Inc.	15,822
700		RadioShack Corp.	18,921
230	@	Sears Holding Corp.	41,437
1,700		Staples, Inc.	43,928
1,700	@	Starbucks Corp.	53,312
2,000		Target Corp.	118,520
1,400		TJX Cos., Inc.	37,744
2,430		Walgreen Co.	111,513
6,250		Wal-Mart Stores, Inc.	293,438
450		Wendy’s International, Inc.	14,085
650		Yum! Brands, Inc.	37,544
			1,840,370
		Savings & Loans: 0.1%
2,580		Washington Mutual, Inc.	104,180
			104,180
		Semiconductors: 0.8%
1,200	@	Advanced Micro Devices, Inc.	15,672

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series R	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
1,050	@	Altera Corp.	$20,990
650		Analog Devices, Inc.	22,419
3,550		Applied Materials, Inc.	65,036
600	@	Broadcom Corp.	19,242
13,300		Intel Corp.	254,429
500		KLA-Tencor Corp.	26,660
600		Linear Technology Corp.	18,954
650		Maxim Integrated Products	19,110
2,350	@	Micron Technology, Inc.	28,388
650		National Semiconductor Corp.	15,691
650	@	Novellus Systems, Inc.	20,813
800	@	Nvidia Corp.	23,024
1,700	@	Teradyne, Inc.	28,118
2,600		Texas Instruments, Inc.	78,260
800		Xilinx, Inc.	20,584
			677,390
		Software: 1.3%
1,420	@	Adobe Systems, Inc.	59,214
720	@	Autodesk, Inc.	27,072
1,100		Automatic Data Processing, Inc.	53,240
1,350	@	BMC Software, Inc.	41,567
1,600		CA, Inc.	41,456
500	@	Citrix Systems, Inc.	16,015
2,000	@	Compuware Corp.	18,980
700	@	Electronic Arts, Inc.	35,252
2,087		First Data Corp.	56,140
500	@	Fiserv, Inc.	26,530
1,400	@	Intuit, Inc.	38,304
18,900		Microsoft Corp.	526,743
8,220	@	Oracle Corp.	149,029
900		Paychex, Inc.	34,083
			1,123,625
		Telecommunications: 2.1%
900	@	ADC Telecommunications, Inc.	15,066
200		Alltel Corp.	12,400
14,680		AT&T, Inc.	578,832
1,300	@	Avaya, Inc.	15,353
500		CenturyTel, Inc.	22,595
15,200	@	Cisco Systems, Inc.	388,056
1,100		Citizens Communications Co.	16,445
3,900	@	Corning, Inc.	88,686
295		Embarq Corp.	16,623
1,300	@	Juniper Networks, Inc.	25,584
6,610		Motorola, Inc.	116,799
4,100		Qualcomm, Inc.	174,906
3,600	@	Qwest Communications International, Inc.	32,364
6,406		Sprint Nextel Corp.	121,458
6,350		Verizon Communications, Inc.	240,792
			1,865,959
		Toys/Games/Hobbies: 0.0%
850		Mattel, Inc.	23,435
			23,435
		Transportation: 0.5%
400		Burlington Northern Santa Fe Corp.	32,172
300		CH Robinson Worldwide, Inc.	14,325
600		CSX Corp.	24,030
1,000		FedEx Corp.	107,430
1,000		Norfolk Southern Corp.	50,600
300		Ryder System, Inc.	14,802
600		Union Pacific Corp.	60,930
2,100		United Parcel Service, Inc.	147,210
			451,499
		Total Common Stock (Cost $ 27,431,027 )	30,566,434

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 50.6%
	Federal National Mortgage Association: 43.5%
$37,000,000	5.060%, due 06/15/07	$36,609,280
1,841,000	5.290%, due 10/05/07	1,792,760
		38,402,040
	Other U.S. Agency Obligations: 7.1%
3,720,000	Financing Corp., 5.000%, due 06/06/07	3,685,709
2,653,000	Financing Corp., 5.060%, due 12/27/07	2,555,685
		6,241,394
	Total U.S. Government Agency Obligations (Cost $ 44,761,562 )	44,643,434

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 0.9%
		U.S. Treasury STRIP: 0.9%
$810,000	^^	5.070%, due 05/15/07		$805,076

		Total U.S. Treasury Obligations (Cost $ 805,120 )		805,076
OTHER BONDS: 7.9%
		Foreign Government Bonds: 7.9%
3,917,000		Israel Trust, 4.960%, due 11/15/07		3,797,250
3,185,000		Turkey Trust, 5.020%, due 05/15/07		3,165,141

		Total Other Bonds
		(Cost $ 7,007,241 )		6,962,391

		Total Long-Term Investments
		(Cost $80,004,950)		82,977,335
SHORT-TERM INVESTMENTS: 6.0%
		Mutual Fund: 5.7%
5,000,000	**	ING Institutional Prime Money Market Fund		5,000,000

		Total Mutual Fund
		(Cost $5,000,000)		5,000,000

		Repurchase Agreement: 0.3%
257,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $257,114 to be received upon repurchase (Collateralized by $265,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $271,296, due 11/06/13)		257,000

		Total Repurchase Agreement (Cost $257,000)		257,000

		Total Short-Term Investments (Cost $5,257,000)		5,257,000

		Total Investments in Securities (Cost $85,261,950)*	100.1%	$88,234,335
		Other Assets and Liabilities - Net	(0.1)	(55,900)
		Net Assets	100.0%	$88,178,435

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal Only (PO) Security

*	Cost for federal income tax purposes is $ 85,555,576 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,418,639
	Gross Unrealized Depreciation	(739,880)
	Net Unrealized Appreciation	$2,678,759

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series S	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 40.4%
		Advertising: 0.1%
1,100		Omnicom Group	$112,618
			112,618
		Aerospace/Defense: 1.0%
2,650		Boeing Co.	235,612
1,100		General Dynamics Corp.	84,040
400		Goodrich Corp.	20,592
550		L-3 Communications Holdings, Inc.	48,109
1,600		Lockheed Martin Corp.	155,232
1,612		Northrop Grumman Corp.	119,643
2,574		Raytheon Co.	135,032
3,900		United Technologies Corp.	253,500
			1,051,760
		Agriculture: 0.8%
7,350		Altria Group, Inc.	645,404
2,100		Archer-Daniels-Midland Co.	77,070
960		Reynolds American, Inc.	59,914
900		UST, Inc.	52,182
			834,570
		Apparel: 0.2%
1,970	@	Coach, Inc.	98,599
610		Jones Apparel Group, Inc.	18,745
476		Liz Claiborne, Inc.	20,397
640		Nike, Inc.	68,006
300		Polo Ralph Lauren Corp.	26,445
			232,192
		Auto Manufacturers: 0.2%
6,800	@	Ford Motor Co.	53,652
1,800		General Motors Corp.	55,152
1,100		Paccar, Inc.	80,740
			189,544
		Auto Parts & Equipment: 0.1%
700	@	Goodyear Tire & Rubber Co.	21,833
450		Johnson Controls, Inc.	42,579
			64,412
		Banks: 2.8%
17,393		Bank of America Corp.	887,391
2,450		Bank of New York Co., Inc.	99,348
1,794		BB&T Corp.	73,590
1,460		Capital One Financial Corp.	110,172
700		Comerica, Inc.	41,384
1,800		Fifth Third Bancorp.	69,642
350		First Horizon National Corp.	14,536
3,000		Huntington Bancshares, Inc.	65,550
1,250		Keycorp.	46,838
150		M&T Bank Corp.	17,375
750		Marshall & Ilsley Corp.	34,733
1,400		Mellon Financial Corp.	60,396
2,810		National City Corp.	104,673
400		Northern Trust Corp.	24,056
1,050		PNC Financial Services Group, Inc.	75,569
3,375		Regions Financial Corp.	119,374
950		State Street Corp.	61,513
950		SunTrust Banks, Inc.	78,888
1,044		Synovus Financial Corp.	33,763
6,050		US Bancorp.	211,569
7,185		Wachovia Corp.	395,534
12,800		Wells Fargo & Co.	440,704
350		Zions Bancorp.	29,582
			3,096,180
		Beverages: 0.8%
3,500		Anheuser-Busch Cos., Inc.	176,610
6,700		Coca-Cola Co.	321,600
300		Molson Coors Brewing Co.	28,386
1,650		Pepsi Bottling Group, Inc.	52,619
5,290		PepsiCo, Inc.	336,232
			915,447
		Biotechnology: 0.4%
4,050	@	Amgen, Inc.	226,314
1,100	@	Biogen Idec, Inc.	48,818
1,060	@	Celgene Corp.	55,608
800	@	Genzyme Corp.	48,016

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series S	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
1,100	@	Medimmune, Inc.	$40,029
			418,785
		Building Materials: 0.0%
1,400		Masco Corp.	38,360
			38,360
		Chemicals: 0.7%
300		Air Products & Chemicals, Inc.	22,188
400		Ashland, Inc.	26,240
2,850		Dow Chemical Co.	130,701
700		Ecolab, Inc.	30,100
2,600		EI DuPont de Nemours & Co.	128,518
1,400		International Flavors & Fragrances, Inc.	66,108
2,080		Monsanto Co.	114,317
1,000		PPG Industries, Inc.	70,310
400		Praxair, Inc.	25,184
750		Sherwin-Williams Co.	49,530
1,500		Sigma-Aldrich Corp.	62,280
			725,476
		Coal: 0.1%
600		Consol Energy, Inc.	23,478
950		Peabody Energy Corp.	38,228
			61,706
		Commercial Services: 0.3%
600	@	Apollo Group, Inc.	26,340
1,100	@	Convergys Corp.	27,951
700		Equifax, Inc.	25,515
1,600		McKesson Corp.	93,664
1,500		Moody’s Corp.	93,090
550		Robert Half International, Inc.	20,356
1,000		RR Donnelley & Sons Co.	36,590
2,478		Western Union Co.	54,392
			377,898
		Computers: 1.8%
400	@	Affiliated Computer Services, Inc.	23,552
3,000	@	Apple, Inc.	278,730
300	@	Cognizant Technology Solutions Corp.	26,481
550	@	Computer Sciences Corp.	28,672
9,730	@	Dell, Inc.	225,833
1,700		Electronic Data Systems Corp.	47,056
9,050	@	EMC Corp.	125,343
10,200		Hewlett-Packard Co.	409,428
5,850		International Business Machines Corp.	551,421
340	@	Lexmark International, Inc.	19,876
550	@	NCR Corp.	26,274
1,300	@	Network Appliance, Inc.	47,476
900	@	Sandisk Corp.	39,420
11,900	@	Sun Microsystems, Inc.	71,519
2,350	@	Unisys Corp.	19,811
			1,940,892
		Cosmetics/Personal Care: 0.9%
1,500		Avon Products, Inc.	55,890
1,750		Colgate-Palmolive Co.	116,883
900		Estee Lauder Cos., Inc.	43,965
11,737		Procter & Gamble Co.	741,309
			958,047
		Distribution/Wholesale: 0.0%
300		WW Grainger, Inc.	23,172
			23,172
		Diversified Financial Services: 3.5%
4,250		American Express Co.	239,700
1,390		Ameriprise Financial, Inc.	79,425
560		Bear Stearns Cos., Inc.	84,196
3,350		Charles Schwab Corp.	61,272
130		Chicago Mercantile Exchange Holdings, Inc.	69,220
1,150		CIT Group, Inc.	60,858
18,750		Citigroup, Inc.	962,625
2,458		Countrywide Financial Corp.	82,687
1,100	@	E*Trade Financial Corp.	23,342
3,290		Fannie Mae	179,568
650		Federated Investors, Inc.	23,868
550		Franklin Resources, Inc.	66,457
2,500		Freddie Mac	148,725
1,550		Goldman Sachs Group, Inc.	320,277
1,100		Janus Capital Group, Inc.	23,001
13,600		JP Morgan Chase & Co.	657,968
300		Legg Mason, Inc.	28,263
2,260		Lehman Brothers Holdings, Inc.	158,358
3,150		Merrill Lynch & Co., Inc.	257,261

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series S	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
4,300		Morgan Stanley	$338,668
1,100		SLM Corp.	44,990
			3,910,729
		Electric: 1.2%
3,250	@	AES Corp.	69,940
550	@	Allegheny Energy, Inc.	27,027
1,800		American Electric Power Co., Inc.	87,750
1,750		Centerpoint Energy, Inc.	31,395
350		Constellation Energy Group, Inc.	30,433
300		Dominion Resources, Inc.	26,631
500		DTE Energy Co.	23,950
2,100		Duke Energy Corp.	42,609
1,440		Edison International	70,747
1,700		Entergy Corp.	178,364
1,900		Exelon Corp.	130,549
1,900		FirstEnergy Corp.	125,856
400		FPL Group, Inc.	24,468
1,550		PG&E Corp.	74,819
600		PPL Corp.	24,540
1,100		Progress Energy, Inc.	55,484
1,450		Public Service Enterprise Group, Inc.	120,408
1,300		TECO Energy, Inc.	22,373
1,600		TXU Corp.	102,560
3,950		Xcel Energy, Inc.	97,526
			1,367,429
		Electrical Components & Equipment: 0.1%
3,500		Emerson Electric Co.	150,815
			150,815
		Electronics: 0.1%
1,150	@	Agilent Technologies, Inc.	38,744
850		Applera Corp. - Applied Biosystems Group	25,135
1,300	@	Thermo Electron Corp.	60,775
350	@	Waters Corp.	20,300
			144,954
		Entertainment: 0.0%
450		International Game Technology	18,171
			18,171
		Environmental Control: 0.1%
2,450		Waste Management, Inc.	84,305
			84,305
		Food: 0.4%
1,300		Campbell Soup Co.	50,635
2,800		General Mills, Inc.	163,016
1,450		HJ Heinz Co.	68,324
900		Kellogg Co.	46,287
1,100		Kroger Co.	31,075
450		McCormick & Co., Inc.	17,334
1,450		Safeway, Inc.	53,128
700		Sysco Corp.	23,681
500		Whole Foods Market, Inc.	22,425
			475,905
		Forest Products & Paper: 0.1%
1,600		International Paper Co.	58,240
700		MeadWestvaco Corp.	21,588
980		Temple-Inland, Inc.	58,545
			138,373
		Gas: 0.2%
600		KeySpan Corp.	24,690
2,500		Nicor, Inc.	121,050
2,200		NiSource, Inc.	53,768
940		Sempra Energy	57,349
			256,857
		Hand/Machine Tools: 0.1%
320		Black & Decker Corp.	26,118
1,100		Snap-On, Inc.	52,910
1,000		Stanley Works	55,360
			134,388
		Healthcare - Products: 1.1%
2,950		Baxter International, Inc.	155,377
570		Becton Dickinson & Co.	43,827
900		Biomet, Inc.	38,241
3,900	@	Boston Scientific Corp.	56,706
400		CR Bard, Inc.	31,804
9,700		Johnson & Johnson	584,522
3,900		Medtronic, Inc.	191,334
600	@	St. Jude Medical, Inc.	22,566
700		Stryker Corp.	46,424
500	@	Varian Medical Systems, Inc.	23,845

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series S	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
800	@	Zimmer Holdings, Inc.	$68,328
			1,262,974
		Healthcare - Services: 0.7%
2,380		Aetna, Inc.	104,220
880	@	Coventry Health Care, Inc.	49,324
890	@	Humana, Inc.	51,638
500	@	Laboratory Corp. of America Holdings	36,315
500		Quest Diagnostics	24,935
5,320		UnitedHealth Group, Inc.	281,800
2,480	@	WellPoint, Inc.	201,128
			749,360
		Home Builders: 0.0%
800		D.R. Horton, Inc.	17,600
500		KB Home	21,335
			38,935
		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	28,824
300		Whirlpool Corp.	25,473
			54,297
		Household Products/Wares: 0.2%
400		Avery Dennison Corp.	25,704
400		Clorox Co.	25,476
2,350		Kimberly-Clark Corp.	160,952
			212,132
		Housewares: 0.0%
1,050		Newell Rubbermaid, Inc.	32,645
			32,645
		Insurance: 2.3%
1,500	@@	ACE Ltd.	85,590
1,700		Aflac, Inc.	80,002
2,510		Allstate Corp.	150,751
450		AMBAC Financial Group, Inc.	38,876
9,050		American International Group, Inc.	608,341
1,050		AON Corp.	39,858
2,640		Chubb Corp.	136,409
350		Cigna Corp.	49,931
2,600		Genworth Financial, Inc.	90,844
1,200		Hartford Financial Services Group, Inc.	114,696
1,033		Lincoln National Corp.	70,027
2,580		Loews Corp.	117,209
1,300		Marsh & McLennan Cos., Inc.	38,077
400		MBIA, Inc.	26,196
3,410		Metlife, Inc.	215,342
310		MGIC Investment Corp.	18,265
1,600		Principal Financial Group	95,792
3,880		Progressive Corp.	84,662
2,280		Prudential Financial, Inc.	205,793
700		Safeco Corp.	46,501
400		Torchmark Corp.	26,236
2,530		Travelers Cos., Inc.	130,978
700	@@	XL Capital Ltd.	48,972
			2,519,348
		Internet: 0.7%
1,000	@	Amazon.com, Inc.	39,790
3,550	@	eBay, Inc.	117,683
800	@	Google, Inc.	366,528
700	@	IAC/InterActiveCorp.	26,397
3,310	@	Symantec Corp.	57,263
1,100	@	VeriSign, Inc.	27,632
3,500	@	Yahoo!, Inc.	109,515
			744,808
		Iron/Steel: 0.2%
300		Allegheny Technologies, Inc.	32,007
1,700		Nucor Corp.	110,721
550		United States Steel Corp.	54,544
			197,272
		Leisure Time: 0.1%
1,550		Carnival Corp.	72,633
1,000		Harley-Davidson, Inc.	58,750
550		Sabre Holdings Corp.	18,013
			149,396
		Lodging: 0.1%
600		Harrah’s Entertainment, Inc.	50,670
1,000		Marriott International, Inc.	48,960
400		Starwood Hotels & Resorts Worldwide, Inc.	25,940
			125,570
		Machinery - Construction & Mining: 0.2%
2,300		Caterpillar, Inc.	154,169

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series S	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining (continued)
400	@	Terex Corp.	$28,704
			182,873
		Machinery - Diversified: 0.2%
450		Cummins, Inc.	65,124
700		Deere & Co.	76,048
550		Rockwell Automation, Inc.	32,929
			174,101
		Media: 1.2%
2,075		CBS Corp. - Class B	63,474
1,800		Clear Channel Communications, Inc.	63,072
8,400	@	Comcast Corp.	217,980
2,500	@	DIRECTV Group, Inc.	57,675
800		Gannett Co., Inc.	45,032
2,250		McGraw-Hill Cos., Inc.	141,480
400		Meredith Corp.	22,956
9,600		News Corp., Inc. - Class A	221,952
8,400		Time Warner, Inc.	165,648
700		Tribune Co.	22,477
1,500	@	Viacom - Class B	61,665
8,250		Walt Disney Co.	284,048
			1,367,459
		Mining: 0.2%
1,500		Alcoa, Inc.	50,850
1,555		Freeport-McMoRan Copper & Gold, Inc.	102,925
1,100		Newmont Mining Corp.	46,189
			199,964
		Miscellaneous Manufacturing: 2.1%
1,950		3M Co.	149,039
1,300		Cooper Industries Ltd.	58,487
800		Danaher Corp.	57,160
650		Dover Corp.	31,727
2,200		Eastman Kodak Co.	49,632
1,450		Eaton Corp.	121,162
34,450		General Electric Co.	1,218,126
3,650		Honeywell International, Inc.	168,119
1,400		Illinois Tool Works, Inc.	72,240
600		ITT Corp.	36,192
600		Pall Corp.	22,800
700		Parker Hannifin Corp.	60,417
420		Textron, Inc.	37,716
6,800	@@	Tyco International Ltd.	214,540
			2,297,357
		Office/Business Equipment: 0.1%
500		Pitney Bowes, Inc.	22,695
4,500	@	Xerox Corp.	76,005
			98,700
		Oil & Gas: 3.4%
1,600		Anadarko Petroleum Corp.	68,768
300		Apache Corp.	21,210
700		Chesapeake Energy Corp.	21,616
9,162		Chevron Corp.	677,622
5,318		ConocoPhillips	363,485
1,450		Devon Energy Corp.	100,369
900		ENSCO International, Inc.	48,960
400		EOG Resources, Inc.	28,536
21,650		ExxonMobil Corp.	1,633,493
600		Hess Corp.	33,282
1,850		Marathon Oil Corp.	182,836
400		Murphy Oil Corp.	21,360
400		Noble Corp.	31,472
3,520		Occidental Petroleum Corp.	173,571
700		Sunoco, Inc.	49,308
1,100	@	Transocean, Inc.	89,870
2,700		Valero Energy Corp.	174,123
1,100		XTO Energy, Inc.	60,291
			3,780,172
		Oil & Gas Services: 0.5%
400		Baker Hughes, Inc.	26,452
900		BJ Services Co.	25,110
4,800		Halliburton Co.	152,352
1,100	@	National Oilwell Varco, Inc.	85,569
4,100		Schlumberger Ltd.	283,310
			572,793
		Packaging & Containers: 0.1%
810		Ball Corp.	37,139
700		Bemis Co.	23,373
1,800	@	Pactiv Corp.	60,732
			121,244

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series S	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 2.4%
4,700		Abbott Laboratories	$262,260
500		Allergan, Inc.	55,410
1,360		AmerisourceBergen Corp.	71,740
400	@	Barr Pharmaceuticals, Inc.	18,540
5,300		Bristol-Myers Squibb Co.	147,128
1,320		Cardinal Health, Inc.	96,294
2,900		Eli Lilly & Co.	155,759
310	@	Express Scripts, Inc.	25,023
1,450	@	Forest Laboratories, Inc.	74,588
1,700	@	Gilead Sciences, Inc.	130,050
800	@	Hospira, Inc.	32,720
1,900	@	King Pharmaceuticals, Inc.	37,373
1,000	@	Medco Health Solutions, Inc.	72,530
8,250		Merck & Co., Inc.	364,403
1,550		Mylan Laboratories	32,767
25,440		Pfizer, Inc.	642,614
6,800		Schering-Plough Corp.	173,468
4,600		Wyeth	230,138
			2,622,805
		Pipelines: 0.2%
2,300		El Paso Corp.	33,281
400		Kinder Morgan, Inc.	42,580
300		Questar Corp.	26,763
1,600		Spectra Energy Corp.	42,032
1,750		Williams Cos., Inc.	49,805
			194,461
		Real Estate: 0.0%
600	@	CB Richard Ellis Group, Inc.	20,508
803	@	Realogy Corp.	23,777
			44,285
		Real Estate Investment Trusts: 0.3%
400		Apartment Investment & Management Co.	23,076
400		Boston Properties, Inc.	46,960
430		Developers Diversified Realty Corp.	27,047
1,700		Host Hotels & Resorts, Inc.	44,727
500		Kimco Realty Corp.	24,370
1,000		Prologis	64,930
200		Public Storage, Inc.	18,934
600		Simon Property Group, Inc.	66,750
200		Vornado Realty Trust	23,868
			340,662
		Retail: 2.4%
300		Abercrombie & Fitch Co.	22,704
400	@	Autozone, Inc.	51,256
1,285		Best Buy Co., Inc.	62,605
1,600	@	Big Lots, Inc.	50,048
1,950		Circuit City Stores, Inc.	36,134
1,650		Costco Wholesale Corp.	88,836
3,521		CVS Corp.	120,207
700		Darden Restaurants, Inc.	28,833
1,100		Dollar General Corp.	23,265
1,300		Family Dollar Stores, Inc.	38,506
2,708		Federated Department Stores, Inc.	121,995
2,430		Gap, Inc.	41,820
6,010		Home Depot, Inc.	220,807
700		JC Penney Co., Inc.	57,512
1,750	@	Kohl’s Corp.	134,068
5,040		Lowe’s Cos., Inc.	158,710
4,200		McDonald’s Corp.	189,210
1,800		Nordstrom, Inc.	95,292
790	@	Office Depot, Inc.	27,761
400		OfficeMax, Inc.	21,096
1,100		RadioShack Corp.	29,733
280	@	Sears Holding Corp.	50,445
2,445		Staples, Inc.	63,179
2,500	@	Starbucks Corp.	78,400
2,850		Target Corp.	168,891
1,950		TJX Cos., Inc.	52,572
3,510		Walgreen Co.	161,074
9,050		Wal-Mart Stores, Inc.	424,898
600		Wendy’s International, Inc.	18,780
950		Yum! Brands, Inc.	54,872
			2,693,509
		Savings & Loans: 0.1%
3,791		Washington Mutual, Inc.	153,081
			153,081

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series S	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.9%
1,800	@	Advanced Micro Devices, Inc.	$23,508
1,600	@	Altera Corp.	31,984
1,000		Analog Devices, Inc.	34,490
5,200		Applied Materials, Inc.	95,264
800	@	Broadcom Corp.	25,656
19,540		Intel Corp.	373,800
700		KLA-Tencor Corp.	37,324
900		Linear Technology Corp.	28,431
1,050		Maxim Integrated Products	30,870
3,450	@	Micron Technology, Inc.	41,676
1,000		National Semiconductor Corp.	24,140
1,050	@	Novellus Systems, Inc.	33,621
1,100	@	Nvidia Corp.	31,658
2,500	@	Teradyne, Inc.	41,350
3,900		Texas Instruments, Inc.	117,390
1,100		Xilinx, Inc.	28,303
			999,465
		Software: 1.5%
2,140	@	Adobe Systems, Inc.	89,238
1,020	@	Autodesk, Inc.	38,352
1,600		Automatic Data Processing, Inc.	77,440
2,060	@	BMC Software, Inc.	63,427
1,750		CA, Inc.	45,343
700	@	Citrix Systems, Inc.	22,421
3,050	@	Compuware Corp.	28,945
970	@	Electronic Arts, Inc.	48,849
3,078		First Data Corp.	82,798
700	@	Fiserv, Inc.	37,142
2,000	@	Intuit, Inc.	54,720
27,750		Microsoft Corp.	773,393
13,140	@	Oracle Corp.	238,228
1,200		Paychex, Inc.	45,444
			1,645,740
		Telecommunications: 2.5%
1,400	@	ADC Telecommunications, Inc.	23,436
400		Alltel Corp.	24,800
21,553		AT&T, Inc.	849,835
1,750	@	Avaya, Inc.	20,668
800		CenturyTel, Inc.	36,152
22,300	@	Cisco Systems, Inc.	569,319
1,600		Citizens Communications Co.	23,920
5,750	@	Corning, Inc.	130,755
802		Embarq Corp.	45,193
1,900	@	Juniper Networks, Inc.	37,392
9,630		Motorola, Inc.	170,162
6,100		Qualcomm, Inc.	260,226
5,300	@	Qwest Communications International, Inc.	47,647
9,351		Sprint Nextel Corp.	177,295
9,350		Verizon Communications, Inc.	354,552
			2,771,352
		Toys/Games/Hobbies: 0.0%
1,250		Mattel, Inc.	34,463
			34,463
		Transportation: 0.6%
600		Burlington Northern Santa Fe Corp.	48,258
500		CH Robinson Worldwide, Inc.	23,875
940		CSX Corp.	37,647
1,450		FedEx Corp.	155,774
1,450		Norfolk Southern Corp.	73,370
400		Ryder System, Inc.	19,736
900		Union Pacific Corp.	91,395
3,000		United Parcel Service, Inc.	210,300
			660,355
		Total Common Stock
		(Cost $ 41,059,206)	44,764,563

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 50.8%
	Federal Home Loan Mortgage Corporation: 23.4%
$26,500,000	5.120%, due 09/14/07	$25,884,617
		25,884,617
	Federal National Mortgage Association: 27.4%
31,228,000	5.290%, due 10/05/07	30,409,733
		30,409,733
	Total U.S. Government Agency Obligations
	(Cost $ 56,711,031)	56,294,350

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series S	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 7.2%
		U.S. Treasury STRIP: 7.2%
$8,080,000	^^	5.000%, due 08/15/07		$7,933,453

		Total U.S. Treasury Obligations
		(Cost $7,931,984)		7,933,453

OTHER BONDS: 1.3%
		Foreign Government Bonds: 1.3%
1,450,000		Turkey Trust, 4.960%, due 11/15/07		1,405,671

		Total Other Bonds
		(Cost $1,423,382)		1,405,671

		Total Long-Term Investments
		(Cost $107,125,603)		110,398,037

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
423,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $423,187 to be received upon repurchase (Collateralized by $435,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $445,336, due 11/06/13)		423,000

		Total Short-Term Investments
		(Cost $423,000)		423,000

		Total Investments in Securities
		(Cost $107,548,603)*	100.1%	$110,821,037
		Other Assets and Liabilities - Net	(0.1)	(71,662)
		Net Assets	100.0%	$110,749,375

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^^	Principal Only (PO) Security

*	Cost for federal income tax purposes is $ 107,892,771.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 4,180,656
	Gross Unrealized Depreciation	(1,252,390)
	Net Unrealized Appreciation	$ 2,928,266

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 40.7%
		Advertising: 0.1%
1,050		Omnicom Group	$107,499
			107,499
		Aerospace/Defense: 1.0%
2,350		Boeing Co.	208,939
1,000		General Dynamics Corp.	76,400
400		Goodrich Corp.	20,592
450		L-3 Communications Holdings, Inc.	39,362
1,390		Lockheed Martin Corp.	134,858
1,409		Northrop Grumman Corp.	104,576
2,304		Raytheon Co.	120,868
3,450		United Technologies Corp.	224,250
			929,845
		Agriculture: 0.8%
6,400		Altria Group, Inc.	561,984
1,900		Archer-Daniels-Midland Co.	69,730
880		Reynolds American, Inc.	54,921
800		UST, Inc.	46,384
			733,019
		Apparel: 0.2%
1,700	@	Coach, Inc.	85,085
600		Jones Apparel Group, Inc.	18,438
460		Liz Claiborne, Inc.	19,711
500		Nike, Inc.	53,130
300		Polo Ralph Lauren Corp.	26,445
			202,809
		Auto Manufacturers: 0.2%
5,940	@	Ford Motor Co.	46,867
1,700		General Motors Corp.	52,088
1,000		Paccar, Inc.	73,400
			172,355
		Auto Parts & Equipment: 0.1%
700	@	Goodyear Tire & Rubber Co.	21,833
500		Johnson Controls, Inc.	47,310
			69,143
		Banks: 2.8%
15,264		Bank of America Corp.	778,769
2,250		Bank of New York Co., Inc.	91,238
1,511		BB&T Corp.	61,981
1,343		Capital One Financial Corp.	101,343
650		Comerica, Inc.	38,428
1,500		Fifth Third Bancorp.	58,035
400		First Horizon National Corp.	16,612
2,650		Huntington Bancshares, Inc.	57,903
1,100		Keycorp.	41,217
150		M&T Bank Corp.	17,375
600		Marshall & Ilsley Corp.	27,786
1,300		Mellon Financial Corp.	56,082
2,490		National City Corp.	92,753
400		Northern Trust Corp.	24,056
900		PNC Financial Services Group, Inc.	64,773
3,017		Regions Financial Corp.	106,711
750		State Street Corp.	48,563
900		SunTrust Banks, Inc.	74,736
938		Synovus Financial Corp.	30,335
5,250		US Bancorp.	183,593
6,297		Wachovia Corp.	346,650
11,300		Wells Fargo & Co.	389,059
250		Zions Bancorp.	21,130
			2,729,128
		Beverages: 0.8%
3,150		Anheuser-Busch Cos., Inc.	158,949
5,900		Coca-Cola Co.	283,200
300		Molson Coors Brewing Co.	28,386
1,350		Pepsi Bottling Group, Inc.	43,052
4,610		PepsiCo, Inc.	293,012
			806,599
		Biotechnology: 0.4%
3,650	@	Amgen, Inc.	203,962
1,000	@	Biogen Idec, Inc.	44,380
1,050	@	Celgene Corp.	55,083
650	@	Genzyme Corp.	39,013

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
1,000	@	Medimmune, Inc.	$36,390
			378,828
		Building Materials: 0.0%
1,300		Masco Corp.	35,620
			35,620
		Chemicals: 0.7%
300		Air Products & Chemicals, Inc.	22,188
400		Ashland, Inc.	26,240
2,500		Dow Chemical Co.	114,650
600		Ecolab, Inc.	25,800
2,300		EI DuPont de Nemours & Co.	113,689
1,200		International Flavors & Fragrances, Inc.	56,664
1,820		Monsanto Co.	100,027
900		PPG Industries, Inc.	63,279
300		Praxair, Inc.	18,888
900		Sherwin-Williams Co.	59,436
1,300		Sigma-Aldrich Corp.	53,976
			654,837
		Coal: 0.1%
500		Consol Energy, Inc.	19,565
820		Peabody Energy Corp.	32,997
			52,562
		Commercial Services: 0.3%
500	@	Apollo Group, Inc.	21,950
900	@	Convergys Corp.	22,869
550		Equifax, Inc.	20,048
1,100		McKesson Corp.	64,394
1,300		Moody’s Corp.	80,678
500		Robert Half International, Inc.	18,505
900		RR Donnelley & Sons Co.	32,931
2,260		Western Union Co.	49,607
			310,982
		Computers: 1.8%
2,800	@	Apple, Inc.	260,148
200	@	Cognizant Technology Solutions Corp.	17,654
500	@	Computer Sciences Corp.	26,065
8,480	@	Dell, Inc.	196,821
1,450		Electronic Data Systems Corp.	40,136
7,950	@	EMC Corp.	110,108
8,950		Hewlett-Packard Co.	359,253
5,200		International Business Machines Corp.	490,152
430	@	Lexmark International, Inc.	25,138
450	@	NCR Corp.	21,497
1,100	@	Network Appliance, Inc.	40,172
700	@	Sandisk Corp.	30,660
10,400	@	Sun Microsystems, Inc.	62,504
2,200	@	Unisys Corp.	18,546
			1,698,854
		Cosmetics/Personal Care: 0.9%
1,300		Avon Products, Inc.	48,438
1,450		Colgate-Palmolive Co.	96,846
800		Estee Lauder Cos., Inc.	39,080
10,261		Procter & Gamble Co.	648,085
			832,449
		Distribution/Wholesale: 0.0%
250		WW Grainger, Inc.	19,310
			19,310
		Diversified Financial Services: 3.5%
3,700		American Express Co.	208,680
940		Ameriprise Financial, Inc.	53,712
390		Bear Stearns Cos., Inc.	58,637
3,000		Charles Schwab Corp.	54,870
100		Chicago Mercantile Exchange Holdings, Inc.	53,246
1,100		CIT Group, Inc.	58,212
16,500		Citigroup, Inc.	847,110
2,218		Countrywide Financial Corp.	74,614
1,000	@	E*Trade Financial Corp.	21,220
3,000		Fannie Mae	163,740
550		Federated Investors, Inc.	20,196
500		Franklin Resources, Inc.	60,415
2,200		Freddie Mac	130,878
1,350		Goldman Sachs Group, Inc.	278,951
900		Janus Capital Group, Inc.	18,819
11,900		JP Morgan Chase & Co.	575,722
200		Legg Mason, Inc.	18,842
1,980		Lehman Brothers Holdings, Inc.	138,739
3,000		Merrill Lynch & Co., Inc.	245,010
4,000		Morgan Stanley	315,040

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
900		SLM Corp.	$36,810
			3,433,463
		Electric: 1.2%
2,850	@	AES Corp.	61,332
500	@	Allegheny Energy, Inc.	24,570
1,550		American Electric Power Co., Inc.	75,563
1,450		Centerpoint Energy, Inc.	26,013
350		Constellation Energy Group, Inc.	30,433
300		Dominion Resources, Inc.	26,631
400		DTE Energy Co.	19,160
1,800		Duke Energy Corp.	36,522
1,240		Edison International	60,921
1,500		Entergy Corp.	157,380
1,700		Exelon Corp.	116,807
1,600		FirstEnergy Corp.	105,984
300		FPL Group, Inc.	18,351
1,350		PG&E Corp.	65,165
500		PPL Corp.	20,450
1,000		Progress Energy, Inc.	50,440
1,300		Public Service Enterprise Group, Inc.	107,952
1,200		TECO Energy, Inc.	20,652
1,380		TXU Corp.	88,458
3,500		Xcel Energy, Inc.	86,415
			1,199,199
		Electrical Components & Equipment: 0.1%
3,100		Emerson Electric Co.	133,579
			133,579
		Electronics: 0.1%
1,050	@	Agilent Technologies, Inc.	35,375
800		Applera Corp. - Applied Biosystems Group	23,656
1,150	@	Thermo Electron Corp.	53,763
350	@	Waters Corp.	20,300
			133,094
		Entertainment: 0.0%
450		International Game Technology	18,171
			18,171
		Environmental Control: 0.1%
2,250		Waste Management, Inc.	77,423
			77,423
		Food: 0.4%
1,300		Campbell Soup Co.	50,635
2,450		General Mills, Inc.	142,639
1,000		HJ Heinz Co.	47,120
750		Kellogg Co.	38,573
950		Kroger Co.	26,838
450		McCormick & Co., Inc.	17,334
1,300		Safeway, Inc.	47,632
600		Sysco Corp.	20,298
400		Whole Foods Market, Inc.	17,940
			409,009
		Forest Products & Paper: 0.1%
1,400		International Paper Co.	50,960
600		MeadWestvaco Corp.	18,504
900		Temple-Inland, Inc.	53,766
			123,230
		Gas: 0.2%
500		KeySpan Corp.	20,575
2,200		Nicor, Inc.	106,524
1,900		NiSource, Inc.	46,436
800		Sempra Energy	48,808
			222,343
		Hand/Machine Tools: 0.1%
390		Black & Decker Corp.	31,832
900		Snap-On, Inc.	43,290
900		Stanley Works	49,824
			124,946
		Healthcare - Products: 1.2%
2,600		Baxter International, Inc.	136,942
750		Becton Dickinson & Co.	57,668
800		Biomet, Inc.	33,992
3,400	@	Boston Scientific Corp.	49,436
300		CR Bard, Inc.	23,853
8,450		Johnson & Johnson	509,197
3,400		Medtronic, Inc.	166,804
500	@	St. Jude Medical, Inc.	18,805
600		Stryker Corp.	39,792
400	@	Varian Medical Systems, Inc.	19,076
700	@	Zimmer Holdings, Inc.	59,787
			1,115,352

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 0.7%
2,020		Aetna, Inc.	$88,456
765	@	Coventry Health Care, Inc.	42,878
780	@	Humana, Inc.	45,256
500	@	Laboratory Corp. of America Holdings	36,315
400		Quest Diagnostics	19,948
4,350		UnitedHealth Group, Inc.	230,420
2,200	@	WellPoint, Inc.	178,420
			641,693
		Home Builders: 0.0%
700		D.R. Horton, Inc.	15,400
400		KB Home	17,068
			32,468
		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	28,824
200		Whirlpool Corp.	16,982
			45,806
		Household Products/Wares: 0.2%
300		Avery Dennison Corp.	19,278
300		Clorox Co.	19,107
2,000		Kimberly-Clark Corp.	136,980
			175,365
		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	27,981
			27,981
		Insurance: 2.3%
1,390	@@	ACE Ltd.	79,313
1,400		Aflac, Inc.	65,884
2,150		Allstate Corp.	129,129
450		AMBAC Financial Group, Inc.	38,876
7,900		American International Group, Inc.	531,038
950		AON Corp.	36,062
2,340		Chubb Corp.	120,908
420		Cigna Corp.	59,917
2,300		Genworth Financial, Inc.	80,362
1,100		Hartford Financial Services Group, Inc.	105,138
854		Lincoln National Corp.	57,893
2,350		Loews Corp.	106,761
1,200		Marsh & McLennan Cos., Inc.	35,148
350		MBIA, Inc.	22,922
3,100		Metlife, Inc.	195,765
350		MGIC Investment Corp.	20,622
1,350		Principal Financial Group	80,825
3,380		Progressive Corp.	73,752
1,970		Prudential Financial, Inc.	177,812
530		Safeco Corp.	35,208
350		Torchmark Corp.	22,957
2,190		Travelers Cos., Inc.	113,376
600	@@	XL Capital Ltd.	41,976
			2,231,644
		Internet: 0.7%
900	@	Amazon.com, Inc.	35,811
3,150	@	eBay, Inc.	104,423
700	@	Google, Inc.	320,712
600	@	IAC/InterActiveCorp.	22,626
2,963	@	Symantec Corp.	51,260
1,000	@	VeriSign, Inc.	25,120
3,100	@	Yahoo!, Inc.	96,999
			656,951
		Iron/Steel: 0.2%
300		Allegheny Technologies, Inc.	32,007
1,500		Nucor Corp.	97,695
450		United States Steel Corp.	44,627
			174,329
		Leisure Time: 0.1%
1,300		Carnival Corp.	60,918
850		Harley-Davidson, Inc.	49,938
450		Sabre Holdings Corp.	14,738
			125,594
		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	42,225
880		Marriott International, Inc.	43,085
300		Starwood Hotels & Resorts Worldwide, Inc.	19,455
			104,765
		Machinery - Construction & Mining: 0.2%
2,000		Caterpillar, Inc.	134,060
400	@	Terex Corp.	28,704
			162,764

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.2%
400		Cummins, Inc.	$57,888
600		Deere & Co.	65,184
400		Rockwell Automation, Inc.	23,948
			147,020
		Media: 1.3%
1,825		CBS Corp. - Class B	55,827
1,500		Clear Channel Communications, Inc.	52,560
7,400	@	Comcast Corp.	192,030
2,200	@	DIRECTV Group, Inc.	50,754
700		Gannett Co., Inc.	39,403
2,030		McGraw-Hill Cos., Inc.	127,646
300		Meredith Corp.	17,217
8,500		News Corp., Inc. - Class A	196,520
7,400		Time Warner, Inc.	145,928
600		Tribune Co.	19,266
1,300	@	Viacom - Class B	53,443
7,650		Walt Disney Co.	263,390
			1,213,984
		Mining: 0.2%
1,300		Alcoa, Inc.	44,070
1,385		Freeport-McMoRan Copper & Gold, Inc.	91,673
1,000		Newmont Mining Corp.	41,990
			177,733
		Miscellaneous Manufacturing: 2.1%
1,750		3M Co.	133,753
1,100		Cooper Industries Ltd.	49,489
600		Danaher Corp.	42,870
550		Dover Corp.	26,846
1,900		Eastman Kodak Co.	42,864
1,250		Eaton Corp.	104,450
30,750		General Electric Co.	1,087,295
3,150		Honeywell International, Inc.	145,089
1,200		Illinois Tool Works, Inc.	61,920
460		ITT Corp.	27,747
500		Pall Corp.	19,000
600		Parker Hannifin Corp.	51,786
400		Textron, Inc.	35,920
6,000	@@	Tyco International Ltd.	189,300
			2,018,329
		Office/Business Equipment: 0.1%
400		Pitney Bowes, Inc.	18,156
4,000	@	Xerox Corp.	67,560
			85,716
		Oil & Gas: 3.4%
1,400		Anadarko Petroleum Corp.	60,172
300		Apache Corp.	21,210
600		Chesapeake Energy Corp.	18,528
8,027		Chevron Corp.	593,677
4,593		ConocoPhillips	313,932
1,250		Devon Energy Corp.	86,525
800		ENSCO International, Inc.	43,520
400		EOG Resources, Inc.	28,536
18,950		ExxonMobil Corp.	1,429,778
600		Hess Corp.	33,282
1,650		Marathon Oil Corp.	163,070
400		Murphy Oil Corp.	21,360
400		Noble Corp.	31,472
3,100		Occidental Petroleum Corp.	152,861
600		Sunoco, Inc.	42,264
900	@	Transocean, Inc.	73,530
2,400		Valero Energy Corp.	154,776
900		XTO Energy, Inc.	49,329
			3,317,822
		Oil & Gas Services: 0.5%
300		Baker Hughes, Inc.	19,839
700		BJ Services Co.	19,530
4,200		Halliburton Co.	133,308
900	@	National Oilwell Varco, Inc.	70,011
3,600		Schlumberger Ltd.	248,760
			491,448
		Packaging & Containers: 0.1%
700		Ball Corp.	32,095
500		Bemis Co.	16,695
2,000	@	Pactiv Corp.	67,480
			116,270

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 2.4%
4,100		Abbott Laboratories	$228,780
400		Allergan, Inc.	44,328
1,480		AmerisourceBergen Corp.	78,070
400	@	Barr Pharmaceuticals, Inc.	18,540
4,700		Bristol-Myers Squibb Co.	130,472
1,240		Cardinal Health, Inc.	90,458
2,500		Eli Lilly & Co.	134,275
310	@	Express Scripts, Inc.	25,023
1,300	@	Forest Laboratories, Inc.	66,872
1,450	@	Gilead Sciences, Inc.	110,925
700	@	Hospira, Inc.	28,630
1,690	@	King Pharmaceuticals, Inc.	33,242
800	@	Medco Health Solutions, Inc.	58,024
7,300		Merck & Co., Inc.	322,441
1,300		Mylan Laboratories	27,482
22,370		Pfizer, Inc.	565,066
5,900		Schering-Plough Corp.	150,509
4,000		Wyeth	200,120
			2,313,257
		Pipelines: 0.2%
2,000		El Paso Corp.	28,940
400		Kinder Morgan, Inc.	42,580
300		Questar Corp.	26,763
1,400		Spectra Energy Corp.	36,778
1,500		Williams Cos., Inc.	42,690
			177,751
		Real Estate: 0.0%
600	@	CB Richard Ellis Group, Inc.	20,508
505	@	Realogy Corp.	14,953
			35,461
		Real Estate Investment Trusts: 0.3%
350		Apartment Investment & Management Co.	20,192
400		Boston Properties, Inc.	46,960
380		Developers Diversified Realty Corp.	23,902
1,500		Host Hotels & Resorts, Inc.	39,465
400		Kimco Realty Corp.	19,496
800		Prologis	51,944
200		Public Storage, Inc.	18,934
400		Simon Property Group, Inc.	44,500
200		Vornado Realty Trust	23,868
			289,261
		Retail: 2.5%
260		Abercrombie & Fitch Co.	19,677
400	@	Autozone, Inc.	51,256
1,185		Best Buy Co., Inc.	57,733
1,300	@	Big Lots, Inc.	40,664
1,750		Circuit City Stores, Inc.	32,428
1,600		Costco Wholesale Corp.	86,144
3,204		CVS Corp.	109,385
550		Darden Restaurants, Inc.	22,655
1,000		Dollar General Corp.	21,150
1,700		Family Dollar Stores, Inc.	50,354
2,422		Federated Department Stores, Inc.	109,111
2,090		Gap, Inc.	35,969
5,250		Home Depot, Inc.	192,885
800		JC Penney Co., Inc.	65,728
1,600	@	Kohl’s Corp.	122,576
4,380		Lowe’s Cos., Inc.	137,926
3,700		McDonald’s Corp.	166,685
1,500		Nordstrom, Inc.	79,410
700	@	Office Depot, Inc.	24,598
400		OfficeMax, Inc.	21,096
1,000		RadioShack Corp.	27,030
320	@	Sears Holding Corp.	57,651
2,265		Staples, Inc.	58,528
2,200	@	Starbucks Corp.	68,992
2,500		Target Corp.	148,150
1,750		TJX Cos., Inc.	47,180
3,140		Walgreen Co.	144,095
8,000		Wal-Mart Stores, Inc.	375,600
600		Wendy’s International, Inc.	18,780
750		Yum! Brands, Inc.	43,320
			2,436,756
		Savings & Loans: 0.1%
3,380		Washington Mutual, Inc.	136,484
			136,484
		Semiconductors: 0.9%
1,500	@	Advanced Micro Devices, Inc.	19,590

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
1,400	@	Altera Corp.	$27,986
850		Analog Devices, Inc.	29,317
4,650		Applied Materials, Inc.	85,188
700	@	Broadcom Corp.	22,449
17,170		Intel Corp.	328,462
600		KLA-Tencor Corp.	31,992
800		Linear Technology Corp.	25,272
900		Maxim Integrated Products	26,460
3,100	@	Micron Technology, Inc.	37,448
900		National Semiconductor Corp.	21,726
900	@	Novellus Systems, Inc.	28,818
1,000	@	Nvidia Corp.	28,780
2,200	@	Teradyne, Inc.	36,388
3,400		Texas Instruments, Inc.	102,340
1,000		Xilinx, Inc.	25,730
			877,946
		Software: 1.5%
1,880	@	Adobe Systems, Inc.	78,396
900	@	Autodesk, Inc.	33,840
1,750		Automatic Data Processing, Inc.	84,700
1,750	@	BMC Software, Inc.	53,883
1,400		CA, Inc.	36,274
600	@	Citrix Systems, Inc.	19,218
2,590	@	Compuware Corp.	24,579
850	@	Electronic Arts, Inc.	42,806
2,660		First Data Corp.	71,554
600	@	Fiserv, Inc.	31,836
1,700	@	Intuit, Inc.	46,512
24,400		Microsoft Corp.	680,028
10,640	@	Oracle Corp.	192,903
1,050		Paychex, Inc.	39,764
			1,436,293
		Telecommunications: 2.5%
1,200	@	ADC Telecommunications, Inc.	20,088
300		Alltel Corp.	18,600
18,854		AT&T, Inc.	743,413
1,550	@	Avaya, Inc.	18,306
700		CenturyTel, Inc.	31,633
19,600	@	Cisco Systems, Inc.	500,388
1,300		Citizens Communications Co.	19,435
5,000	@	Corning, Inc.	113,700
468		Embarq Corp.	26,372
1,700	@	Juniper Networks, Inc.	33,456
8,520		Motorola, Inc.	150,548
5,350		Qualcomm, Inc.	228,231
4,700	@	Qwest Communications International, Inc.	42,253
8,167		Sprint Nextel Corp.	154,846
8,150		Verizon Communications, Inc.	309,048
			2,410,317
		Toys/Games/Hobbies: 0.0%
1,250		Mattel, Inc.	34,463
			34,463
		Transportation: 0.6%
700		Burlington Northern Santa Fe Corp.	56,301
400		CH Robinson Worldwide, Inc.	19,100
840		CSX Corp.	33,642
1,350		FedEx Corp.	145,031
1,300		Norfolk Southern Corp.	65,780
400		Ryder System, Inc.	19,736
800		Union Pacific Corp.	81,240
2,400		United Parcel Service, Inc.	168,240
			589,070
		Total Common Stock
		(Cost $36,901,133)	39,408,389

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.3%
	Federal Home Loan Mortgage Corporation: 10.9%
$11,063,000	5.030%, due 01/15/08	$10,632,483
		10,632,483
	Federal National Mortgage Association: 11.4%
11,526,000	5.130%, due 02/15/08	11,021,933
		11,021,933
	Total U.S. Government Agency Obligations
	(Cost $21,953,468)	21,654,416

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 8.3%
		U.S. Treasury STRIP: 8.3%
$8,325,000	^^	5.040%, due 11/15/07		$8,072,228

		Total U.S. Treasury Obligations
		(Cost $8,072,314)		8,072,228
OTHER BONDS: 28.1%
		Foreign Government Bonds: 28.1%
28,037,000		Turkey Trust, 4.960%, due 11/15/07		27,179,853

		Total Other Bonds
		(Cost $27,476,071)		27,179,853

		Total Long-Term Investments
		(Cost $94,402,986)		96,314,886
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
675,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $675,298 to be received upon repurchase (Collateralized by $690,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $706,394, due 11/06/13)		675,000

		Total Short-Term Investments
		(Cost $675,000)		675,000

		Total Investments in Securities
		(Cost $95,077,986)*	100.1%	$96,989,886
		Other Assets and Liabilities - Net	(0.1)	(62,953)
		Net Assets	100.0%	$96,926,933

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $ 95,555,709.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,756,595
	Gross Unrealized Depreciation	(1,322,418)
	Net Unrealized Appreciation	$1,434,177

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 43.2%
		Advertising: 0.1%
1,150		Omnicom Group	$117,737
			117,737
		Aerospace/Defense: 1.0%
2,550		Boeing Co.	226,721
1,000		General Dynamics Corp.	76,400
500		Goodrich Corp.	25,740
550		L-3 Communications Holdings, Inc.	48,109
1,510		Lockheed Martin Corp.	146,500
1,469		Northrop Grumman Corp.	109,029
2,474		Raytheon Co.	129,786
3,700		United Technologies Corp.	240,500
			1,002,785
		Agriculture: 0.8%
6,900		Altria Group, Inc.	605,889
2,040		Archer-Daniels-Midland Co.	74,868
900		Reynolds American, Inc.	56,169
800		UST, Inc.	46,384
			783,310
		Apparel: 0.2%
2,130	@	Coach, Inc.	106,607
650		Jones Apparel Group, Inc.	19,975
550		Liz Claiborne, Inc.	23,568
580		Nike, Inc.	61,631
300		Polo Ralph Lauren Corp.	26,445
			238,226
		Auto Manufacturers: 0.2%
6,320	@	Ford Motor Co.	49,865
1,800		General Motors Corp.	55,152
1,100		Paccar, Inc.	80,740
			185,757
		Auto Parts & Equipment: 0.1%
700	@	Goodyear Tire & Rubber Co.	21,833
550		Johnson Controls, Inc.	52,041
			73,874
		Banks: 3.0%
16,601		Bank of America Corp.	846,983
2,300		Bank of New York Co., Inc.	93,265
1,744		BB&T Corp.	71,539
1,377		Capital One Financial Corp.	103,908
650		Comerica, Inc.	38,428
1,750		Fifth Third Bancorp.	67,708
550		First Horizon National Corp.	22,842
2,900		Huntington Bancshares, Inc.	63,365
1,200		Keycorp.	44,964
300		M&T Bank Corp.	34,749
800		Marshall & Ilsley Corp.	37,048
1,250		Mellon Financial Corp.	53,925
2,620		National City Corp.	97,595
400		Northern Trust Corp.	24,056
1,000		PNC Financial Services Group, Inc.	71,970
3,236		Regions Financial Corp.	114,457
900		State Street Corp.	58,275
950		SunTrust Banks, Inc.	78,888
1,163		Synovus Financial Corp.	37,611
5,650		US Bancorp.	197,581
6,897		Wachovia Corp.	379,680
12,300		Wells Fargo & Co.	423,489
300		Zions Bancorp.	25,356
			2,987,682
		Beverages: 0.9%
3,350		Anheuser-Busch Cos., Inc.	169,041
6,250		Coca-Cola Co.	300,000
300		Molson Coors Brewing Co.	28,386
1,450		Pepsi Bottling Group, Inc.	46,241
4,940		PepsiCo, Inc.	313,986
			857,654
		Biotechnology: 0.4%
3,900	@	Amgen, Inc.	217,932
1,200	@	Biogen Idec, Inc.	53,256
1,210	@	Celgene Corp.	63,477
750	@	Genzyme Corp.	45,015

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
1,200	@	Medimmune, Inc.	$43,668
			423,348
		Building Materials: 0.0%
1,250		Masco Corp.	34,250
			34,250
		Chemicals: 0.7%
300		Air Products & Chemicals, Inc.	22,188
400		Ashland, Inc.	26,240
2,700		Dow Chemical Co.	123,822
700		Ecolab, Inc.	30,100
2,500		EI DuPont de Nemours & Co.	123,575
1,200		International Flavors & Fragrances, Inc.	56,664
1,940		Monsanto Co.	106,622
1,010		PPG Industries, Inc.	71,013
300		Praxair, Inc.	18,888
750		Sherwin-Williams Co.	49,530
1,400		Sigma-Aldrich Corp.	58,128
			686,770
		Coal: 0.1%
700		Consol Energy, Inc.	27,391
970		Peabody Energy Corp.	39,033
			66,424
		Commercial Services: 0.4%
700	@	Apollo Group, Inc.	30,730
1,100	@	Convergys Corp.	27,951
800		Equifax, Inc.	29,160
1,220		McKesson Corp.	71,419
1,400		Moody’s Corp.	86,884
600		Robert Half International, Inc.	22,206
900		RR Donnelley & Sons Co.	32,931
2,233		Western Union Co.	49,014
			350,295
		Computers: 1.9%
2,900	@	Apple, Inc.	269,439
310	@	Cognizant Technology Solutions Corp.	27,364
650	@	Computer Sciences Corp.	33,885
9,920	@	Dell, Inc.	230,243
1,550		Electronic Data Systems Corp.	42,904
8,700	@	EMC Corp.	120,495
9,700		Hewlett-Packard Co.	389,358
5,600		International Business Machines Corp.	527,856
450	@	Lexmark International, Inc.	26,307
600	@	NCR Corp.	28,662
1,300	@	Network Appliance, Inc.	47,476
900	@	Sandisk Corp.	39,420
11,200	@	Sun Microsystems, Inc.	67,312
2,500	@	Unisys Corp.	21,075
			1,871,796
		Cosmetics/Personal Care: 0.9%
1,300		Avon Products, Inc.	48,438
1,550		Colgate-Palmolive Co.	103,525
900		Estee Lauder Cos., Inc.	43,965
11,195		Procter & Gamble Co.	707,076
			903,004
		Distribution/Wholesale: 0.0%
350		WW Grainger, Inc.	27,034
			27,034
		Diversified Financial Services: 3.7%
3,950		American Express Co.	222,780
1,250		Ameriprise Financial, Inc.	71,425
400		Bear Stearns Cos., Inc.	60,140
3,200		Charles Schwab Corp.	58,528
120		Chicago Mercantile Exchange Holdings, Inc.	63,895
1,200		CIT Group, Inc.	63,504
17,900		Citigroup, Inc.	918,986
2,280		Countrywide Financial Corp.	76,699
1,200	@	E*Trade Financial Corp.	25,464
3,200		Fannie Mae	174,656
700		Federated Investors, Inc.	25,704
550		Franklin Resources, Inc.	66,457
2,300		Freddie Mac	136,827
1,450		Goldman Sachs Group, Inc.	299,614
1,100		Janus Capital Group, Inc.	23,001
12,900		JP Morgan Chase & Co.	624,102
200		Legg Mason, Inc.	18,842
2,020		Lehman Brothers Holdings, Inc.	141,541
3,250		Merrill Lynch & Co., Inc.	265,428
4,350		Morgan Stanley	342,606

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
1,050		SLM Corp.	$42,945
			3,723,144
		Electric: 1.3%
2,950	@	AES Corp.	63,484
650	@	Allegheny Energy, Inc.	31,941
1,700		American Electric Power Co., Inc.	82,875
1,800		Centerpoint Energy, Inc.	32,292
350		Constellation Energy Group, Inc.	30,433
300		Dominion Resources, Inc.	26,631
500		DTE Energy Co.	23,950
2,000		Duke Energy Corp.	40,580
1,320		Edison International	64,852
1,600		Entergy Corp.	167,872
1,800		Exelon Corp.	123,678
1,750		FirstEnergy Corp.	115,920
400		FPL Group, Inc.	24,468
1,500		PG&E Corp.	72,405
700		PPL Corp.	28,630
1,200		Progress Energy, Inc.	60,528
1,400		Public Service Enterprise Group, Inc.	116,256
1,400		TECO Energy, Inc.	24,094
1,500		TXU Corp.	96,150
3,700		Xcel Energy, Inc.	91,353
			1,318,392
		Electrical Components & Equipment: 0.1%
3,300		Emerson Electric Co.	142,197
			142,197
		Electronics: 0.2%
1,300	@	Agilent Technologies, Inc.	43,797
900		Applera Corp. - Applied Biosystems Group	26,613
1,200	@	Thermo Electron Corp.	56,100
450	@	Waters Corp.	26,100
			152,610
		Entertainment: 0.0%
500		International Game Technology	20,190
			20,190
		Environmental Control: 0.1%
2,350		Waste Management, Inc.	80,864
			80,864
		Food: 0.5%
1,250		Campbell Soup Co.	48,688
2,750		General Mills, Inc.	160,105
1,200		HJ Heinz Co.	56,544
950		Kellogg Co.	48,859
1,200		Kroger Co.	33,900
650		McCormick & Co., Inc.	25,038
1,300		Safeway, Inc.	47,632
600		Sysco Corp.	20,298
500		Whole Foods Market, Inc.	22,425
			463,489
		Forest Products & Paper: 0.1%
1,500		International Paper Co.	54,600
700		MeadWestvaco Corp.	21,588
1,000		Temple-Inland, Inc.	59,740
			135,928
		Gas: 0.3%
700		KeySpan Corp.	28,805
2,400		Nicor, Inc.	116,208
2,100		NiSource, Inc.	51,324
1,150		Sempra Energy	70,162
			266,499
		Hand/Machine Tools: 0.2%
350		Black & Decker Corp.	28,567
1,100		Snap-On, Inc.	52,910
1,300		Stanley Works	71,968
			153,445
		Healthcare - Products: 1.2%
2,800		Baxter International, Inc.	147,476
580		Becton Dickinson & Co.	44,596
900		Biomet, Inc.	38,241
3,700	@	Boston Scientific Corp.	53,798
350		CR Bard, Inc.	27,829
9,200		Johnson & Johnson	554,392
3,700		Medtronic, Inc.	181,522
600	@	St. Jude Medical, Inc.	22,566
600		Stryker Corp.	39,792
400	@	Varian Medical Systems, Inc.	19,076
800	@	Zimmer Holdings, Inc.	68,328
			1,197,616

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 0.7%
2,120		Aetna, Inc.	$92,835
820	@	Coventry Health Care, Inc.	45,961
900	@	Humana, Inc.	52,218
500	@	Laboratory Corp. of America Holdings	36,315
600		Quest Diagnostics	29,922
4,980		UnitedHealth Group, Inc.	263,791
2,340	@	WellPoint, Inc.	189,774
			710,816
		Home Builders: 0.0%
900		D.R. Horton, Inc.	19,800
500		KB Home	21,335
			41,135
		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	28,824
300		Whirlpool Corp.	25,473
			54,297
		Household Products/Wares: 0.2%
400		Avery Dennison Corp.	25,704
300		Clorox Co.	19,107
2,250		Kimberly-Clark Corp.	154,103
			198,914
		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	31,090
			31,090
		Insurance: 2.4%
1,350	@@	ACE Ltd.	77,031
1,600		Aflac, Inc.	75,296
2,360		Allstate Corp.	141,742
400		AMBAC Financial Group, Inc.	34,556
8,600		American International Group, Inc.	578,092
1,250		AON Corp.	47,450
2,540		Chubb Corp.	131,242
410		Cigna Corp.	58,491
2,500		Genworth Financial, Inc.	87,350
1,250		Hartford Financial Services Group, Inc.	119,475
888		Lincoln National Corp.	60,198
2,520		Loews Corp.	114,484
1,200		Marsh & McLennan Cos., Inc.	35,148
350		MBIA, Inc.	22,922
3,240		Metlife, Inc.	204,606
400		MGIC Investment Corp.	23,568
1,450		Principal Financial Group	86,812
3,680		Progressive Corp.	80,298
2,100		Prudential Financial, Inc.	189,546
640		Safeco Corp.	42,515
400		Torchmark Corp.	26,236
2,330		Travelers Cos., Inc.	120,624
700	@@	XL Capital Ltd.	48,972
			2,406,654
		Internet: 0.7%
1,100	@	Amazon.com, Inc.	43,769
3,400	@	eBay, Inc.	112,710
700	@	Google, Inc.	320,712
800	@	IAC/InterActiveCorp.	30,168
3,129	@	Symantec Corp.	54,132
1,200	@	VeriSign, Inc.	30,144
3,300	@	Yahoo!, Inc.	103,257
			694,892
		Iron/Steel: 0.2%
300		Allegheny Technologies, Inc.	32,007
1,620		Nucor Corp.	105,511
500		United States Steel Corp.	49,585
			187,103
		Leisure Time: 0.1%
1,350		Carnival Corp.	63,261
900		Harley-Davidson, Inc.	52,875
600		Sabre Holdings Corp.	19,650
			135,786
		Lodging: 0.1%
600		Harrah’s Entertainment, Inc.	50,670
700		Marriott International, Inc.	34,272
350		Starwood Hotels & Resorts Worldwide, Inc.	22,698
			107,640
		Machinery - Construction & Mining: 0.2%
2,100		Caterpillar, Inc.	140,763
400	@	Terex Corp.	28,704
			169,467

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.2%
450		Cummins, Inc.	$65,124
600		Deere & Co.	65,184
450		Rockwell Automation, Inc.	26,942
			157,250
		Media: 1.3%
1,975		CBS Corp. - Class B	60,415
1,600		Clear Channel Communications, Inc.	56,064
7,950	@	Comcast Corp.	206,303
2,300	@	DIRECTV Group, Inc.	53,061
800		Gannett Co., Inc.	45,032
2,110		McGraw-Hill Cos., Inc.	132,677
400		Meredith Corp.	22,956
9,100		News Corp., Inc. - Class A	210,392
7,900		Time Warner, Inc.	155,788
700		Tribune Co.	22,477
1,400	@	Viacom - Class B	57,554
8,300		Walt Disney Co.	285,769
			1,308,488
		Mining: 0.2%
1,300		Alcoa, Inc.	44,070
1,512		Freeport-McMoRan Copper & Gold, Inc.	100,079
1,200		Newmont Mining Corp.	50,388
			194,537
		Miscellaneous Manufacturing: 2.2%
1,850		3M Co.	141,396
1,200		Cooper Industries Ltd.	53,988
750		Danaher Corp.	53,588
650		Dover Corp.	31,727
2,250		Eastman Kodak Co.	50,760
1,450		Eaton Corp.	121,162
33,400		General Electric Co.	1,180,999
3,500		Honeywell International, Inc.	161,210
1,300		Illinois Tool Works, Inc.	67,080
500		ITT Corp.	30,160
500		Pall Corp.	19,000
600		Parker Hannifin Corp.	51,786
400		Textron, Inc.	35,920
6,500	@@	Tyco International Ltd.	205,075
			2,203,851
		Office/Business Equipment: 0.1%
500		Pitney Bowes, Inc.	22,695
4,250	@	Xerox Corp.	71,783
			94,478
		Oil & Gas: 3.6%
1,500		Anadarko Petroleum Corp.	64,470
300		Apache Corp.	21,210
700		Chesapeake Energy Corp.	21,616
8,983		Chevron Corp.	664,383
5,054		ConocoPhillips	345,441
1,300		Devon Energy Corp.	89,986
600		ENSCO International, Inc.	32,640
400		EOG Resources, Inc.	28,536
20,650		ExxonMobil Corp.	1,558,043
600		Hess Corp.	33,282
1,800		Marathon Oil Corp.	177,894
400		Murphy Oil Corp.	21,360
400		Noble Corp.	31,472
3,320		Occidental Petroleum Corp.	163,709
600		Sunoco, Inc.	42,264
1,000	@	Transocean, Inc.	81,700
2,600		Valero Energy Corp.	167,674
1,100		XTO Energy, Inc.	60,291
			3,605,971
		Oil & Gas Services: 0.6%
400		Baker Hughes, Inc.	26,452
900		BJ Services Co.	25,110
4,550		Halliburton Co.	144,417
1,000	@	National Oilwell Varco, Inc.	77,790
3,900		Schlumberger Ltd.	269,490
			543,259
		Packaging & Containers: 0.1%
500		Ball Corp.	22,925
700		Bemis Co.	23,373
2,200	@	Pactiv Corp.	74,228
			120,526

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 2.5%
4,500		Abbott Laboratories	$251,100
400		Allergan, Inc.	44,328
1,600		AmerisourceBergen Corp.	84,400
400	@	Barr Pharmaceuticals, Inc.	18,540
5,100		Bristol-Myers Squibb Co.	141,576
1,220		Cardinal Health, Inc.	88,999
2,700		Eli Lilly & Co.	145,017
310	@	Express Scripts, Inc.	25,023
1,350	@	Forest Laboratories, Inc.	69,444
1,550	@	Gilead Sciences, Inc.	118,575
700	@	Hospira, Inc.	28,630
2,050	@	King Pharmaceuticals, Inc.	40,324
900	@	Medco Health Solutions, Inc.	65,277
7,800		Merck & Co., Inc.	344,526
1,600		Mylan Laboratories	33,824
24,830		Pfizer, Inc.	627,206
6,450		Schering-Plough Corp.	164,540
4,350		Wyeth	217,631
			2,508,960
		Pipelines: 0.2%
2,400		El Paso Corp.	34,728
400		Kinder Morgan, Inc.	42,580
300		Questar Corp.	26,763
1,700		Spectra Energy Corp.	44,659
1,750		Williams Cos., Inc.	49,805
			198,535
		Real Estate: 0.0%
600	@	CB Richard Ellis Group, Inc.	20,508
802	@	Realogy Corp.	23,747
			44,255
		Real Estate Investment Trusts: 0.3%
350		Apartment Investment & Management Co.	20,192
400		Boston Properties, Inc.	46,960
410		Developers Diversified Realty Corp.	25,789
1,600		Host Hotels & Resorts, Inc.	42,096
400		Kimco Realty Corp.	19,496
900		Prologis	58,437
200		Public Storage, Inc.	18,934
600		Simon Property Group, Inc.	66,750
200		Vornado Realty Trust	23,868
			322,522
		Retail: 2.6%
290		Abercrombie & Fitch Co.	21,947
400	@	Autozone, Inc.	51,256
1,200		Best Buy Co., Inc.	58,464
1,000	@	Big Lots, Inc.	31,280
2,050		Circuit City Stores, Inc.	37,987
1,450		Costco Wholesale Corp.	78,068
3,338		CVS Corp.	113,959
750		Darden Restaurants, Inc.	30,893
1,100		Dollar General Corp.	23,265
1,250		Family Dollar Stores, Inc.	37,025
2,608		Federated Department Stores, Inc.	117,490
2,250		Gap, Inc.	38,723
5,700		Home Depot, Inc.	209,418
650		JC Penney Co., Inc.	53,404
1,750	@	Kohl’s Corp.	134,068
4,740		Lowe’s Cos., Inc.	149,263
4,350		McDonald’s Corp.	195,968
1,700		Nordstrom, Inc.	89,998
750	@	Office Depot, Inc.	26,355
500		OfficeMax, Inc.	26,370
1,000		RadioShack Corp.	27,030
360	@	Sears Holding Corp.	64,858
2,320		Staples, Inc.	59,949
2,300	@	Starbucks Corp.	72,128
2,700		Target Corp.	160,002
1,850		TJX Cos., Inc.	49,876
3,360		Walgreen Co.	154,190
8,650		Wal-Mart Stores, Inc.	406,118
700		Wendy’s International, Inc.	21,910
800		Yum! Brands, Inc.	46,208
			2,587,470
		Savings & Loans: 0.2%
3,665		Washington Mutual, Inc.	147,993
			147,993
		Semiconductors: 1.0%
1,800	@	Advanced Micro Devices, Inc.	23,508

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
1,650	@	Altera Corp.	$32,984
1,350		Analog Devices, Inc.	46,562
4,950		Applied Materials, Inc.	90,684
900	@	Broadcom Corp.	28,863
18,570		Intel Corp.	355,244
800		KLA-Tencor Corp.	42,656
800		Linear Technology Corp.	25,272
1,050		Maxim Integrated Products	30,870
3,650	@	Micron Technology, Inc.	44,092
1,050		National Semiconductor Corp.	25,347
1,100	@	Novellus Systems, Inc.	35,222
1,200	@	Nvidia Corp.	34,536
2,700	@	Teradyne, Inc.	44,658
3,700		Texas Instruments, Inc.	111,370
1,200		Xilinx, Inc.	30,876
			1,002,744
		Software: 1.6%
2,080	@	Adobe Systems, Inc.	86,736
1,100	@	Autodesk, Inc.	41,360
1,550		Automatic Data Processing, Inc.	75,020
1,950	@	BMC Software, Inc.	60,041
1,750		CA, Inc.	45,343
700	@	Citrix Systems, Inc.	22,421
3,200	@	Compuware Corp.	30,368
1,000	@	Electronic Arts, Inc.	50,360
2,933		First Data Corp.	78,898
700	@	Fiserv, Inc.	37,142
1,900	@	Intuit, Inc.	51,984
26,850		Microsoft Corp.	748,310
12,500	@	Oracle Corp.	226,625
1,300		Paychex, Inc.	49,231
			1,603,839
		Telecommunications: 2.7%
1,300	@	ADC Telecommunications, Inc.	21,762
300		Alltel Corp.	18,600
20,831		AT&T, Inc.	821,366
1,900	@	Avaya, Inc.	22,439
800		CenturyTel, Inc.	36,152
21,850	@	Cisco Systems, Inc.	557,831
1,300		Citizens Communications Co.	19,435
5,400	@	Corning, Inc.	122,796
399		Embarq Corp.	22,484
2,000	@	Juniper Networks, Inc.	39,360
9,080		Motorola, Inc.	160,444
5,750		Qualcomm, Inc.	245,295
5,000	@	Qwest Communications International, Inc.	44,950
8,798		Sprint Nextel Corp.	166,810
8,850		Verizon Communications, Inc.	335,592
			2,635,316
		Toys/Games/Hobbies: 0.0%
1,350		Mattel, Inc.	37,220
			37,220
		Transportation: 0.7%
600		Burlington Northern Santa Fe Corp.	48,258
400		CH Robinson Worldwide, Inc.	19,100
1,240		CSX Corp.	49,662
1,400		FedEx Corp.	150,402
1,300		Norfolk Southern Corp.	65,780
400		Ryder System, Inc.	19,736
850		Union Pacific Corp.	86,318
2,900		United Parcel Service, Inc.	203,290
			642,546
		Total Common Stock
		(Cost $39,186,089)	42,961,874

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.0%
		Diversified Financial Services: 10.0%
$10,000,000		General Electric Capital Corp., 4.250%, due 01/15/08	$9,931,950

		Total Corporate Bonds/Notes
		(Cost $10,069,338)	9,931,950
U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.2%
		Federal National Mortgage Association: 30.2%
31,800,000	^^	5.120%, due 05/15/08	30,043,622

		Total U.S. Government Agency Obligations
		(Cost $30,770,830)	30,043,622

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 6.0%
		U.S. Treasury STRIP: 6.0%
$6,229,000	^^	4.840%, due 02/15/08		$5,971,250

		Total U.S. Treasury Obligations
		(Cost $5,972,233)		5,971,250
OTHER BONDS: 10.0%
		Foreign Government Bonds: 10.0%
10,429,000	@@	Israel Government AID Bond, 4.940%, due 03/15/08		9,950,809

		Total Other Bonds
		(Cost $10,163,206)		9,950,809

		Total Long-Term Investments
		(Cost $96,161,696)		98,859,505
SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
576,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $576,254 to be received upon repurchase (Collateralized by $590,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $604,018, due 11/06/13)		576,000

		Total Short-Term Investments
		(Cost $576,000)		576,000

		Total Investments in Securities
		(Cost $96,737,696)*	100.0%	$99,435,505
		Other Assets and Liabilities - Net	0.0	29,821
		Net Assets	100.0%	$99,465,326

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^^	Principal Only (PO) Security

*	Cost for federal income tax purposes is $ 97,159,028 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,157,685
	Gross Unrealized Depreciation	(1,881,208)
	Net Unrealized Appreciation	$2,276,477

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 14.4%
		Advertising: 0.0%
450		Omnicom Group	$46,071
			46,071
		Aerospace/Defense: 0.3%
1,200		Boeing Co.	106,692
550		General Dynamics Corp.	42,020
200		Goodrich Corp.	10,296
300		L-3 Communications Holdings, Inc.	26,241
720		Lockheed Martin Corp.	69,854
584		Northrop Grumman Corp.	43,344
1,183		Raytheon Co.	62,060
1,800		United Technologies Corp.	117,000
			477,507
		Agriculture: 0.3%
3,350		Altria Group, Inc.	294,164
910		Archer-Daniels-Midland Co.	33,397
400		Reynolds American, Inc.	24,964
400		UST, Inc.	23,192
			375,717
		Apparel: 0.1%
890	@	Coach, Inc.	44,545
350		Jones Apparel Group, Inc.	10,756
250		Liz Claiborne, Inc.	10,713
240		Nike, Inc.	25,502
100		Polo Ralph Lauren Corp.	8,815
			100,331
		Auto Manufacturers: 0.1%
3,100	@	Ford Motor Co.	24,459
850		General Motors Corp.	26,044
550		Paccar, Inc.	40,370
			90,873
		Auto Parts & Equipment: 0.0%
300	@	Goodyear Tire & Rubber Co.	9,357
150		Johnson Controls, Inc.	14,193
			23,550
		Banks: 1.0%
8,003		Bank of America Corp.	408,313
1,100		Bank of New York Co., Inc.	44,605
822		BB&T Corp.	33,718
708		Capital One Financial Corp.	53,426
350		Comerica, Inc.	20,692
800		Fifth Third Bancorp.	30,952
200		First Horizon National Corp.	8,306
1,400		Huntington Bancshares, Inc.	30,590
600		Keycorp.	22,482
100		M&T Bank Corp.	11,583
350		Marshall & Ilsley Corp.	16,209
600		Mellon Financial Corp.	25,884
1,320		National City Corp.	49,170
200		Northern Trust Corp.	12,028
450		PNC Financial Services Group, Inc.	32,387
1,568		Regions Financial Corp.	55,460
450		State Street Corp.	29,138
500		SunTrust Banks, Inc.	41,520
485		Synovus Financial Corp.	15,685
2,750		US Bancorp.	96,168
3,288		Wachovia Corp.	181,004
5,900		Wells Fargo & Co.	203,137
150		Zions Bancorp.	12,678
			1,435,135
		Beverages: 0.3%
1,600		Anheuser-Busch Cos., Inc.	80,736
3,050		Coca-Cola Co.	146,400
100		Molson Coors Brewing Co.	9,462
750		Pepsi Bottling Group, Inc.	23,918
2,430		PepsiCo, Inc.	154,451
			414,967
		Biotechnology: 0.1%
1,900	@	Amgen, Inc.	106,172
500	@	Biogen Idec, Inc.	22,190
550	@	Celgene Corp.	28,853
350	@	Genzyme Corp.	21,007

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
500	@	Medimmune, Inc.	$18,195
			196,417
		Building Materials: 0.0%
700		Masco Corp.	19,180
			19,180
		Chemicals: 0.2%
150		Air Products & Chemicals, Inc.	11,094
200		Ashland, Inc.	13,120
1,300		Dow Chemical Co.	59,618
300		Ecolab, Inc.	12,900
1,200		EI DuPont de Nemours & Co.	59,316
600		International Flavors & Fragrances, Inc.	28,332
930		Monsanto Co.	51,113
500		PPG Industries, Inc.	35,155
200		Praxair, Inc.	12,592
500		Sherwin-Williams Co.	33,020
700		Sigma-Aldrich Corp.	29,064
			345,324
		Coal: 0.0%
300		Consol Energy, Inc.	11,739
420		Peabody Energy Corp.	16,901
			28,640
		Commercial Services: 0.1%
250	@	Apollo Group, Inc.	10,975
500	@	Convergys Corp.	12,705
300		Equifax, Inc.	10,935
720		McKesson Corp.	42,149
700		Moody’s Corp.	43,442
250		Robert Half International, Inc.	9,253
500		RR Donnelley & Sons Co.	18,295
1,172		Western Union Co.	25,725
			173,479
		Computers: 0.6%
200	@	Affiliated Computer Services, Inc.	11,776
1,400	@	Apple, Inc.	130,074
120	@	Cognizant Technology Solutions Corp.	10,592
250	@	Computer Sciences Corp.	13,033
4,430	@	Dell, Inc.	102,820
750		Electronic Data Systems Corp.	20,760
4,150	@	EMC Corp.	57,478
4,700		Hewlett-Packard Co.	188,658
2,750		International Business Machines Corp.	259,215
200	@	Lexmark International, Inc.	11,692
300	@	NCR Corp.	14,331
600	@	Network Appliance, Inc.	21,912
400	@	Sandisk Corp.	17,520
5,500	@	Sun Microsystems, Inc.	33,055
1,050	@	Unisys Corp.	8,852
			901,768
		Cosmetics/Personal Care: 0.3%
700		Avon Products, Inc.	26,082
800		Colgate-Palmolive Co.	53,432
400		Estee Lauder Cos., Inc.	19,540
5,377		Procter & Gamble Co.	339,611
			438,665
		Distribution/Wholesale: 0.0%
150		WW Grainger, Inc.	11,586
			11,586
		Diversified Financial Services: 1.3%
1,950		American Express Co.	109,980
590		Ameriprise Financial, Inc.	33,713
200		Bear Stearns Cos., Inc.	30,070
1,550		Charles Schwab Corp.	28,350
60		Chicago Mercantile Exchange Holdings, Inc.	31,948
550		CIT Group, Inc.	29,106
8,650		Citigroup, Inc.	444,091
1,098		Countrywide Financial Corp.	36,937
500	@	E*Trade Financial Corp.	10,610
1,550		Fannie Mae	84,599
250		Federated Investors, Inc.	9,180
250		Franklin Resources, Inc.	30,208
1,100		Freddie Mac	65,439
750		Goldman Sachs Group, Inc.	154,973
500		Janus Capital Group, Inc.	10,455
6,250		JP Morgan Chase & Co.	302,375
100		Legg Mason, Inc.	9,421
1,010		Lehman Brothers Holdings, Inc.	70,771
1,550		Merrill Lynch & Co., Inc.	126,589

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
1,950		Morgan Stanley	$153,582
500		SLM Corp.	20,450
			1,792,847
		Electric: 0.5%
1,480	@	AES Corp.	31,850
250	@	Allegheny Energy, Inc.	12,285
850		American Electric Power Co., Inc.	41,438
750		Centerpoint Energy, Inc.	13,455
150		Constellation Energy Group, Inc.	13,043
100		Dominion Resources, Inc.	8,877
250		DTE Energy Co.	11,975
1,400		Duke Energy Corp.	28,406
650		Edison International	31,935
750		Entergy Corp.	78,690
850		Exelon Corp.	58,404
910		FirstEnergy Corp.	60,278
300		FPL Group, Inc.	18,351
700		PG&E Corp.	33,789
300		PPL Corp.	12,270
500		Progress Energy, Inc.	25,220
700		Public Service Enterprise Group, Inc.	58,128
600		TECO Energy, Inc.	10,326
700		TXU Corp.	44,870
1,800		Xcel Energy, Inc.	44,442
			638,032
		Electrical Components & Equipment: 0.1%
1,600		Emerson Electric Co.	68,944
			68,944
		Electronics: 0.0%
550	@	Agilent Technologies, Inc.	18,530
350		Applera Corp. - Applied Biosystems Group	10,350
450	@	Thermo Electron Corp.	21,038
150	@	Waters Corp.	8,700
			58,618
		Entertainment: 0.0%
250		International Game Technology	10,095
			10,095
		Environmental Control: 0.0%
1,200		Waste Management, Inc.	41,292
			41,292
		Food: 0.2%
650		Campbell Soup Co.	25,318
1,350		General Mills, Inc.	78,597
700		HJ Heinz Co.	32,984
450		Kellogg Co.	23,144
500		Kroger Co.	14,125
250		McCormick & Co., Inc.	9,630
650		Safeway, Inc.	23,816
300		Sysco Corp.	10,149
200		Whole Foods Market, Inc.	8,970
			226,733
		Forest Products & Paper: 0.1%
700		International Paper Co.	25,480
300		MeadWestvaco Corp.	9,252
500		Temple-Inland, Inc.	29,870
			64,602
		Gas: 0.1%
250		KeySpan Corp.	10,288
1,100		Nicor, Inc.	53,262
1,000		NiSource, Inc.	24,440
460		Sempra Energy	28,065
			116,055
		Hand/Machine Tools: 0.0%
120		Black & Decker Corp.	9,794
500		Snap-On, Inc.	24,050
450		Stanley Works	24,912
			58,756
		Healthcare - Products: 0.4%
1,350		Baxter International, Inc.	71,105
390		Becton Dickinson & Co.	29,987
400		Biomet, Inc.	16,996
1,800	@	Boston Scientific Corp.	26,172
150		CR Bard, Inc.	11,927
4,450		Johnson & Johnson	268,157
1,750		Medtronic, Inc.	85,855
300	@	St. Jude Medical, Inc.	11,283
300		Stryker Corp.	19,896
200	@	Varian Medical Systems, Inc.	9,538

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
300	@	Zimmer Holdings, Inc.	$25,623
			576,539
		Healthcare - Services: 0.2%
1,020		Aetna, Inc.	44,666
415	@	Coventry Health Care, Inc.	23,261
400	@	Humana, Inc.	23,208
250	@	Laboratory Corp. of America Holdings	18,158
200		Quest Diagnostics	9,974
2,260		UnitedHealth Group, Inc.	119,712
1,110	@	WellPoint, Inc.	90,021
			329,000
		Home Builders: 0.0%
400		D.R. Horton, Inc.	8,800
200		KB Home	8,534
			17,334
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	9,608
100		Whirlpool Corp.	8,491
			18,099
		Household Products/Wares: 0.1%
200		Avery Dennison Corp.	12,852
200		Clorox Co.	12,738
1,100		Kimberly-Clark Corp.	75,339
			100,929
		Housewares: 0.0%
450		Newell Rubbermaid, Inc.	13,991
			13,991
		Insurance: 0.8%
690	@@	ACE Ltd.	39,371
800		Aflac, Inc.	37,648
1,120		Allstate Corp.	67,267
200		AMBAC Financial Group, Inc.	17,278
4,200		American International Group, Inc.	282,324
500		AON Corp.	18,980
1,220		Chubb Corp.	63,037
200		Cigna Corp.	28,532
1,200		Genworth Financial, Inc.	41,928
550		Hartford Financial Services Group, Inc.	52,569
435		Lincoln National Corp.	29,489
1,190		Loews Corp.	54,062
600		Marsh & McLennan Cos., Inc.	17,574
200		MBIA, Inc.	13,098
1,600		Metlife, Inc.	101,040
130		MGIC Investment Corp.	7,660
700		Principal Financial Group	41,909
1,810		Progressive Corp.	39,494
1,040		Prudential Financial, Inc.	93,870
300		Safeco Corp.	19,929
150		Torchmark Corp.	9,839
1,150		Travelers Cos., Inc.	59,536
350	@@	XL Capital Ltd.	24,486
			1,160,920
		Internet: 0.2%
500	@	Amazon.com, Inc.	19,895
1,600	@	eBay, Inc.	53,040
350	@	Google, Inc.	160,356
300	@	IAC/InterActiveCorp.	11,313
1,546	@	Symantec Corp.	26,746
500	@	VeriSign, Inc.	12,560
1,600	@	Yahoo!, Inc.	50,064
			333,974
		Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	10,669
770		Nucor Corp.	50,150
270		United States Steel Corp.	26,776
			87,595
		Leisure Time: 0.1%
700		Carnival Corp.	32,802
450		Harley-Davidson, Inc.	26,438
250		Sabre Holdings Corp.	8,188
			67,428
		Lodging: 0.0%
300		Harrah’s Entertainment, Inc.	25,335
460		Marriott International, Inc.	22,522
150		Starwood Hotels & Resorts Worldwide, Inc.	9,728
			57,585
		Machinery - Construction & Mining: 0.1%
1,000		Caterpillar, Inc.	67,030

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining (continued)
200	@	Terex Corp.	$14,352
			81,382
		Machinery - Diversified: 0.1%
200		Cummins, Inc.	28,944
250		Deere & Co.	27,160
300		Rockwell Automation, Inc.	17,961
			74,065
		Media: 0.5%
1,000		CBS Corp. - Class B	30,590
750		Clear Channel Communications, Inc.	26,280
3,800	@	Comcast Corp.	98,610
1,100	@	DIRECTV Group, Inc.	25,377
350		Gannett Co., Inc.	19,702
1,020		McGraw-Hill Cos., Inc.	64,138
200		Meredith Corp.	11,478
4,450		News Corp., Inc. - Class A	102,884
3,900		Time Warner, Inc.	76,908
300		Tribune Co.	9,633
700	@	Viacom - Class B	28,777
4,050		Walt Disney Co.	139,442
			633,819
		Mining: 0.1%
700		Alcoa, Inc.	23,730
777		Freeport-McMoRan Copper & Gold, Inc.	51,430
500		Newmont Mining Corp.	20,995
			96,155
		Miscellaneous Manufacturing: 0.8%
900		3M Co.	68,787
600		Cooper Industries Ltd.	26,994
350		Danaher Corp.	25,008
300		Dover Corp.	14,643
1,000		Eastman Kodak Co.	22,560
700		Eaton Corp.	58,492
15,850		General Electric Co.	560,456
1,700		Honeywell International, Inc.	78,302
600		Illinois Tool Works, Inc.	30,960
300		ITT Corp.	18,096
300		Pall Corp.	11,400
300		Parker Hannifin Corp.	25,893
200		Textron, Inc.	17,960
3,150	@@	Tyco International Ltd.	99,383
			1,058,934
		Office/Business Equipment: 0.0%
200		Pitney Bowes, Inc.	9,078
2,050	@	Xerox Corp.	34,625
			43,703
		Oil & Gas: 1.2%
800		Anadarko Petroleum Corp.	34,384
300		Chesapeake Energy Corp.	9,264
4,181		Chevron Corp.	309,227
2,441		ConocoPhillips	166,842
700		Devon Energy Corp.	48,454
300		ENSCO International, Inc.	16,320
200		EOG Resources, Inc.	14,268
9,900		ExxonMobil Corp.	746,926
300		Hess Corp.	16,641
850		Marathon Oil Corp.	84,006
200		Murphy Oil Corp.	10,680
200		Noble Corp.	15,736
1,600		Occidental Petroleum Corp.	78,896
300		Sunoco, Inc.	21,132
500	@	Transocean, Inc.	40,850
1,300		Valero Energy Corp.	83,837
500		XTO Energy, Inc.	27,405
			1,724,868
		Oil & Gas Services: 0.2%
200		Baker Hughes, Inc.	13,226
400		BJ Services Co.	11,160
2,200		Halliburton Co.	69,828
450	@	National Oilwell Varco, Inc.	35,006
1,900		Schlumberger Ltd.	131,290
			260,510
		Packaging & Containers: 0.0%
350		Ball Corp.	16,048
300		Bemis Co.	10,017
1,050	@	Pactiv Corp.	35,427
			61,492

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 0.8%
2,100		Abbott Laboratories	$117,180
200		Allergan, Inc.	22,164
600		AmerisourceBergen Corp.	31,650
200	@	Barr Pharmaceuticals, Inc.	9,270
2,500		Bristol-Myers Squibb Co.	69,400
600		Cardinal Health, Inc.	43,770
1,300		Eli Lilly & Co.	69,823
110	@	Express Scripts, Inc.	8,879
700	@	Forest Laboratories, Inc.	36,008
800	@	Gilead Sciences, Inc.	61,200
400	@	Hospira, Inc.	16,360
850	@	King Pharmaceuticals, Inc.	16,720
400	@	Medco Health Solutions, Inc.	29,012
3,650		Merck & Co., Inc.	161,221
700		Mylan Laboratories	14,798
11,700		Pfizer, Inc.	295,542
3,150		Schering-Plough Corp.	80,357
2,050		Wyeth	102,562
			1,185,916
		Pipelines: 0.1%
1,050		El Paso Corp.	15,194
200		Kinder Morgan, Inc.	21,290
100		Questar Corp.	8,921
800		Spectra Energy Corp.	21,016
800		Williams Cos., Inc.	22,768
			89,189
		Real Estate: 0.0%
300	@	CB Richard Ellis Group, Inc.	10,254
301	@	Realogy Corp.	8,913
			19,167
		Real Estate Investment Trusts: 0.1%
200		Apartment Investment & Management Co.	11,538
200		Boston Properties, Inc.	23,480
200		Developers Diversified Realty Corp.	12,580
800		Host Hotels & Resorts, Inc.	21,048
200		Kimco Realty Corp.	9,748
450		Prologis	29,219
100		Public Storage, Inc.	9,467
300		Simon Property Group, Inc.	33,375
100		Vornado Realty Trust	11,934
			162,389
		Retail: 0.9%
140		Abercrombie & Fitch Co.	10,595
200	@	Autozone, Inc.	25,628
610		Best Buy Co., Inc.	29,719
700	@	Big Lots, Inc.	21,896
900		Circuit City Stores, Inc.	16,677
700		Costco Wholesale Corp.	37,688
1,618		CVS Corp.	55,239
350		Darden Restaurants, Inc.	14,417
500		Dollar General Corp.	10,575
600		Family Dollar Stores, Inc.	17,772
1,248		Federated Department Stores, Inc.	56,222
1,100		Gap, Inc.	18,931
2,720		Home Depot, Inc.	99,933
350		JC Penney Co., Inc.	28,756
800	@	Kohl’s Corp.	61,288
2,300		Lowe’s Cos., Inc.	72,427
2,150		McDonald’s Corp.	96,858
800		Nordstrom, Inc.	42,352
400	@	Office Depot, Inc.	14,056
150		OfficeMax, Inc.	7,911
500		RadioShack Corp.	13,515
130	@	Sears Holding Corp.	23,421
1,100		Staples, Inc.	28,424
1,150	@	Starbucks Corp.	36,064
1,300		Target Corp.	77,038
950		TJX Cos., Inc.	25,612
1,590		Walgreen Co.	72,965
4,150		Wal-Mart Stores, Inc.	194,843
300		Wendy’s International, Inc.	9,390
400		Yum! Brands, Inc.	23,104
			1,243,316
		Savings & Loans: 0.0%
1,502		Washington Mutual, Inc.	60,651
			60,651
		Semiconductors: 0.3%
750	@	Advanced Micro Devices, Inc.	9,795

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
750	@	Altera Corp.	$14,993
650		Analog Devices, Inc.	22,419
2,450		Applied Materials, Inc.	44,884
400	@	Broadcom Corp.	12,828
8,940		Intel Corp.	171,022
300		KLA-Tencor Corp.	15,996
400		Linear Technology Corp.	12,636
500		Maxim Integrated Products	14,700
1,650	@	Micron Technology, Inc.	19,932
450		National Semiconductor Corp.	10,863
450	@	Novellus Systems, Inc.	14,409
500	@	Nvidia Corp.	14,390
1,150	@	Teradyne, Inc.	19,021
1,800		Texas Instruments, Inc.	54,180
500		Xilinx, Inc.	12,865
			464,933
		Software: 0.5%
920	@	Adobe Systems, Inc.	38,364
470	@	Autodesk, Inc.	17,672
750		Automatic Data Processing, Inc.	36,300
900	@	BMC Software, Inc.	27,711
750		CA, Inc.	19,433
300	@	Citrix Systems, Inc.	9,609
1,350	@	Compuware Corp.	12,812
450	@	Electronic Arts, Inc.	22,662
1,472		First Data Corp.	39,597
300	@	Fiserv, Inc.	15,918
900	@	Intuit, Inc.	24,624
12,750		Microsoft Corp.	355,343
5,600	@	Oracle Corp.	101,528
600		Paychex, Inc.	22,722
			744,295
		Telecommunications: 0.9%
600	@	ADC Telecommunications, Inc.	10,044
200		Alltel Corp.	12,400
9,910		AT&T, Inc.	390,751
800	@	Avaya, Inc.	9,448
400		CenturyTel, Inc.	18,076
10,250	@	Cisco Systems, Inc.	261,683
700		Citizens Communications Co.	10,465
2,600	@	Corning, Inc.	59,124
228		Embarq Corp.	12,848
850	@	Juniper Networks, Inc.	16,728
4,420		Motorola, Inc.	78,101
2,800		Qualcomm, Inc.	119,448
2,400	@	Qwest Communications International, Inc.	21,576
4,266		Sprint Nextel Corp.	80,883
4,300		Verizon Communications, Inc.	163,056
			1,264,631
		Toys/Games/Hobbies: 0.0%
600		Mattel, Inc.	16,542
			16,542
		Transportation: 0.2%
300		Burlington Northern Santa Fe Corp.	24,129
200		CH Robinson Worldwide, Inc.	9,550
600		CSX Corp.	24,030
650		FedEx Corp.	69,830
650		Norfolk Southern Corp.	32,890
200		Ryder System, Inc.	9,868
400		Union Pacific Corp.	40,620
1,300		United Parcel Service, Inc.	91,130
			302,047
		Total Common Stock
		(Cost $ 18,650,010 )	20,506,582

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 80.4%
		Federal Home Loan Mortgage Corporation: 20.2%
$5,375,000	^	4.950%, due 07/15/08	$5,047,173
25,500,000	^^	4.950%, due 10/15/08	23,667,060
			28,714,233
		Federal National Mortgage Association: 34.0%
51,200,000	^^	5.120%, due 05/15/08	48,372,121
			48,372,121
		Other U.S. Agency Obligations: 26.2%
5,763,000		Financing Corp., 4.950%, due 10/06/08	5,354,104
14,205,000		Financing Corp., 4.990%, due 06/27/08	13,364,760

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Other U.S. Agency Obligations (continued)
$15,000,000	^	Resolution Funding Corp., 4.710%, due 07/15/08		$14,128,170
4,604,000	^	Tennessee Valley Authority, 4.940%, due 07/15/08		4,323,902
				37,170,936
		Total U.S. Government Agency Obligations
		(Cost $118,115,761)		114,257,290
U.S. TREASURY OBLIGATIONS: 4.3%
		U.S. Treasury STRIP: 4.3%
6,496,000	^^	4.890%, due 05/15/08		6,156,701

		Total U.S. Treasury Obligations
		(Cost $6,145,817)		6,156,701

		Total Long-Term Investments
		(Cost $142,911,588)		140,920,573
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Fund: 0.7%
1,000,000	**	ING Institutional Prime Money Market Fund		1,000,000

		Total Mutual Fund
		(Cost $1,000,000)		1,000,000

		Repurchase Agreement: 0.3%
393,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $393,174 to be received upon repurchase (Collateralized by $395,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $404,385, due 11/06/13)		393,000

		Total Repurchase Agreement
		(Cost $393,000)		393,000

		Total Short-Term Investments
		(Cost $1,393,000)		1,393,000

		Total Investments in Securities
		(Cost $144,304,588)*	100.1%	$142,313,573
		Other Assets and Liabilities - Net	(0.1)	(113,757)
		Net Assets	100.0%	$142,199,816

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security

*	Cost for federal income tax purposes is $ 144,488,046 .
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,129,427
	Gross Unrealized Depreciation	(4,303,900)
	Net Unrealized Depreciation	$(2,174,473)

Item 2. Controls and Procedures.

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING GET Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007